UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22954

HIMCO VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Hartford Plaza, Hartford, Connecticut		06155
(Address of principal executive offices)		(Zip code)

Brenda J. Page Hartford Investment Management Company One Hartford Plaza Hartford, Connecticut 06155
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(860) 297-6444

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HIMCO VIT American Funds Asset Allocation Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
2,291,772	American Funds Insurance Series - Asset Allocation Fund Class 1		$45,583,343

	Total Investment Companies (cost $45,356,847)		45,583,343

	Total Investments (cost $45,356,847)(2)	100.1%	$45,583,343
	Other Assets and Liabilties	(0.1)%	(49,031)

	Total Net Assets	100.0%	$45,534,312

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2015, the cost of securities for federal income tax purposes was $45,429,420, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$153,923
Unrealized Depreciation	-

Net Unrealized Appreciation	$153,923

At September 30, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$45,583,343
Total	$45,583,343

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Blue Chip Income and Growth Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
3,133,901	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$37,951,536

	Total Investment Companies (cost $35,708,748)		37,951,536

	Total Investments (cost $35,708,748)(2)	100.1%	$37,951,536
	Other Assets and Liabilities	(0.1)%	(43,463)

	Total Net Assets	100.0%	$37,908,073

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2015, the cost of securities for federal income tax purposes was $35,916,033, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,035,503
Unrealized Depreciation	-

Net Unrealized Appreciation	$2,035,503

At September 30, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$37,951,536
Total	$37,951,536

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Bond Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
15,012,339	American Funds Insurance Series - Bond Fund Class 1		$163,934,746

	Total Investment Companies (cost $164,849,417)		163,934,746

	Total Investments (cost $164,849,417)(2)	100.1%	$163,934,746
	Other Assets and Liabilities	(0.1)%	(142,587)

	Total Net Assets	100.0%	$163,792,159

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2015, the cost of securities for federal income tax purposes was $165,505,257, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$-
Unrealized Depreciation	(1,570,511)

Net Unrealized Depreciation	$(1,570,511)

At September 30, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$163,934,746
Total	$163,934,746

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Bond Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.2%
1,059,022	American Funds Insurance Series - Global Bond Fund Class 1		$11,808,094

	Total Investment Companies (cost $12,883,147)		11,808,094

	Total Investments (cost $12,883,147)(2)	100.2%	$11,808,094
	Other Assets and Liabilities	(0.2)%	(23,105)

	Total Net Assets	100.0%	$11,784,989

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2015, the cost of securities for federal income tax purposes was $12,968,884, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$-
Unrealized Depreciation	(1,160,790)

Net Unrealized Depreciation	$(1,160,790)

At September 30, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$11,808,094
Total	$11,808,094

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Growth Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.2%
763,983	American Funds Insurance Series - Global Growth Fund Class 1		$19,030,807

	Total Investment Companies (cost $17,799,604)		19,030,807

	Total Investments (cost $17,799,604)(2)	100.2%	$19,030,807
	Other Assets and Liabilities	(0.2)%	(28,544)

	Total Net Assets	100.0%	$19,002,263

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2015, the cost of securities for federal income tax purposes was $18,589,566, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$441,241
Unrealized Depreciation	-

Net Unrealized Appreciation	$441,241

At September 30, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$19,030,807
Total	$19,030,807

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Growth and Income Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
3,284,019	American Funds Insurance Series - Global Growth and Income Fund Class 1		$39,736,626

	Total Investment Companies (cost $31,648,730)		39,736,626

	Total Investments (cost $31,648,730)(2)	100.1%	$39,736,626
	Other Assets and Liabilities	(0.1)%	(45,838)

	Total Net Assets	100.0%	$39,690,788

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2015, the cost of securities for federal income tax purposes was $33,279,908, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,456,718
Unrealized Depreciation	-

Net Unrealized Appreciation	$6,456,718

At September 30, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$39,736,626
Total	$39,736,626

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Small Capitalization Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
1,760,867	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$42,278,413

	Total Investment Companies (cost $36,990,019)		42,278,413

	Total Investments (cost $36,990,019)(2)	100.1%	$42,278,413
	Other Assets and Liabilities	(0.1)%	(49,727)

	Total Net Assets	100.0%	$42,228,686

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2015, the cost of securities for federal income tax purposes was $37,663,145, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,615,268
Unrealized Depreciation	-

Net Unrealized Appreciation	$4,615,268

At September 30, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$42,278,413
Total	$42,278,413

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Growth Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
4,010,789	American Funds Insurance Series - Growth Fund Class 1		$254,404,346

	Total Investment Companies (cost $217,586,985)		254,404,346

	Total Investments (cost $217,586,985)(2)	100.1%	$254,404,346
	Other Assets and Liabilities	(0.1)%	(217,841)

	Total Net Assets	100.0%	$254,186,505

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2015, the cost of securities for federal income tax purposes was $226,731,456, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$27,672,890
Unrealized Depreciation	-

Net Unrealized Appreciation	$27,672,890

At September 30, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$254,404,346
Total	$254,404,346

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Growth-Income Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
3,417,669	American Funds Insurance Series - Growth-Income Fund Class 1		$147,198,985

	Total Investment Companies (cost $124,996,706)		147,198,985

	Total Investments (cost $124,996,706)(2)	100.1%	$147,198,985
	Other Assets and Liabilities	(0.1)%	(130,423)

	Total Net Assets	100.0%	$147,068,562

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2015, the cost of securities for federal income tax purposes was $128,866,974, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,332,011
Unrealized Depreciation	-

Net Unrealized Appreciation	$18,332,011

At September 30, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$147,198,985
Total	$147,198,985

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds International Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
8,366,379	American Funds Insurance Series - International Fund - Class 1		$149,423,526

	Total Investment Companies (cost $145,330,646)		149,423,526

	Total Investments (cost $145,330,646)(2)	100.1%	$149,423,526
	Other Assets and Liabilities	(0.1)%	(138,729)

	Total Net Assets	100.0%	$149,284,797

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2015, the cost of securities for federal income tax purposes was $150,227,748, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$-
Unrealized Depreciation	(804,222)

Net Unrealized Depreciation	$(804,222)

At September 30, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$149,423,526
Total	$149,423,526

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds New World Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
1,225,160	American Funds Insurance Series - New World Fund Class 1		$21,967,111

	Total Investment Companies (cost $27,248,925)		21,967,111

	Total Investments (cost $27,248,925)(2)	100.1%	$21,967,111
	Other Assets and Liabilities	(0.1)%	(32,724)

	Total Net Assets	100.0%	$21,934,387

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2015, the cost of securities for federal income tax purposes was $27,686,313, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$-
Unrealized Depreciation	(5,719,202)

Net Unrealized Depreciation	$(5,719,202)

At September 30, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$21,967,111
Total	$21,967,111

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4%
	Automobiles & Components - 1.0%
14,117	BorgWarner, Inc.	$587,126
17,709	Delphi Automotive plc	1,346,592
242,674	Ford Motor Co.	3,293,086
89,764	General Motors Co.	2,694,715
16,831	Goodyear Tire & Rubber Co. (The)	493,653
12,834	Harley-Davidson, Inc.	704,587
40,588	Johnson Controls, Inc.	1,678,720
		10,798,479
	Banks - 6.0%
651,788	Bank of America Corp.	10,154,857
48,494	BB&T Corp.	1,726,386
187,401	Citigroup, Inc.	9,296,964
11,116	Comerica, Inc.	456,868
50,011	Fifth Third Bancorp	945,708
29,776	Hudson City Bancorp, Inc.	302,822
50,256	Huntington Bancshares, Inc.	532,713
230,241	JPMorgan Chase & Co.	14,037,794
52,175	KeyCorp	678,797
8,301	M&T Bank Corp.	1,012,307
19,586	People’s United Financial, Inc.	308,088
31,977	PNC Financial Services Group, Inc. (The)	2,852,348
82,516	Regions Financial Corp.	743,469
32,218	SunTrust Banks, Inc.	1,232,016
103,070	US Bancorp	4,226,901
290,841	Wells Fargo & Co.	14,934,685
12,654	Zions Bancorp	348,491
		63,791,214
	Capital Goods - 7.1%
38,899	3M Co.	5,514,711
5,973	Allegion plc	344,403
15,009	AMETEK, Inc.	785,271
39,768	Boeing Co. (The)	5,207,620
37,513	Caterpillar, Inc.	2,451,850
10,348	Cummins, Inc.	1,123,586
37,021	Danaher Corp.	3,154,559
19,411	Deere & Co.	1,436,414
9,751	Dover Corp.	557,562
29,140	Eaton Corp. plc	1,494,882
40,927	Emerson Electric Co.	1,807,746
18,078	Fastenal Co.	661,835
8,400	Flowserve Corp.	345,576
8,960	Fluor Corp.	379,456
18,885	General Dynamics Corp.	2,605,186
628,548	General Electric Co.	15,851,980
48,656	Honeywell International, Inc.	4,607,237
20,516	Illinois Tool Works, Inc.	1,688,672
16,517	Ingersoll-Rand plc	838,568
7,560	Jacobs Engineering Group, Inc.(2)	282,971
6,086	Joy Global, Inc.	90,864
5,002	L-3 Communications Holdings, Inc.	522,809
16,625	Lockheed Martin Corp.	3,446,529
21,294	Masco Corp.	536,183
11,665	Northrop Grumman Corp.	1,935,807

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Capital Goods - 7.1% (continued)
22,136	PACCAR, Inc.	$1,154,835
8,653	Parker-Hannifin Corp.	841,937
11,148	Pentair plc	568,994
8,562	Precision Castparts Corp.	1,966,777
12,726	Quanta Services, Inc.(2)	308,096
18,897	Raytheon Co.	2,064,686
8,296	Rockwell Automation, Inc.	841,795
8,255	Rockwell Collins, Inc.	675,589
6,272	Roper Technologies, Inc.	982,822
3,640	Snap-on, Inc.	549,422
9,484	Stanley Black & Decker, Inc.	919,758
17,323	Textron, Inc.	652,038
5,900	United Rentals, Inc.(2)	354,295
51,528	United Technologies Corp.	4,585,477
3,781	WW Grainger, Inc.	812,953
11,322	Xylem, Inc.	371,928
		75,323,679
	Commercial & Professional Services - 0.7%
10,690	ADT Corp. (The)	319,631
5,554	Cintas Corp.	476,255
2,250	Dun & Bradstreet Corp. (The)	236,250
7,316	Equifax, Inc.	710,969
22,797	Nielsen Holdings plc	1,013,783
12,591	Pitney Bowes, Inc.	249,931
14,975	Republic Services, Inc.	616,970
8,430	Robert Half International, Inc.	431,279
5,309	Stericycle, Inc.(2)	739,597
26,270	Tyco International plc	878,994
26,181	Waste Management, Inc.	1,304,076
		6,977,735
	Consumer Durables & Apparel - 1.5%
17,240	Coach, Inc.	498,753
20,333	DR Horton, Inc.	596,977
2,487	Fossil Group, Inc.(2)	138,974
7,229	Garmin Ltd.	259,376
25,058	Hanesbrands, Inc.	725,178
4,439	Harman International Industries, Inc.	426,100
6,991	Hasbro, Inc.	504,331
8,591	Leggett & Platt, Inc.	354,379
10,836	Lennar Corp., Class A	521,537
21,112	Mattel, Inc.	444,619
12,058	Michael Kors Holdings Ltd.(2)	509,330
3,959	Mohawk Industries, Inc.(2)	719,707
16,765	Newell Rubbermaid, Inc.	665,738
42,211	NIKE, Inc., Class B	5,190,687
19,951	PulteGroup, Inc.	376,475
5,159	PVH Corp.	525,908
3,675	Ralph Lauren Corp.	434,238
11,207	Under Armour, Inc., Class A(2)	1,084,613
21,209	VF Corp.	1,446,666
4,906	Whirlpool Corp.	722,457
		16,146,043

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Consumer Services - 1.9%
28,823	Carnival Corp.	$1,432,503
1,937	Chipotle Mexican Grill, Inc.(2)	1,395,124
7,098	Darden Restaurants, Inc.	486,497
17,173	H&R Block, Inc.	621,663
12,422	Marriott International, Inc., Class A	847,180
58,642	McDonald’s Corp.	5,777,996
10,682	Royal Caribbean Cruises Ltd.	951,659
92,409	Starbucks Corp.	5,252,528
10,662	Starwood Hotels & Resorts Worldwide, Inc.	708,810
7,351	Wyndham Worldwide Corp.	528,537
5,087	Wynn Resorts Ltd.	270,221
26,842	Yum! Brands, Inc.	2,146,018
		20,418,736
	Diversified Financials - 5.0%
3,354	Affiliated Managers Group, Inc.(2)	573,500
53,001	American Express Co.	3,928,964
11,102	Ameriprise Financial, Inc.	1,211,561
68,898	Bank of New York Mellon Corp. (The)	2,697,357
116,643	Berkshire Hathaway, Inc., Class B(2)	15,210,247
7,979	BlackRock, Inc.	2,373,513
33,777	Capital One Financial Corp.	2,449,508
74,548	Charles Schwab Corp. (The)	2,129,091
21,031	CME Group, Inc.	1,950,415
27,112	Discover Financial Services	1,409,553
18,091	E*TRADE Financial Corp.(2)	476,336
24,021	Franklin Resources, Inc.	895,023
25,064	Goldman Sachs Group, Inc. (The)	4,355,121
6,880	Intercontinental Exchange, Inc.	1,616,731
26,552	Invesco Ltd.	829,219
6,844	Legg Mason, Inc.	284,779
21,021	Leucadia National Corp.	425,885
16,960	McGraw Hill Financial, Inc.	1,467,040
10,850	Moody’s Corp.	1,065,470
94,872	Morgan Stanley	2,988,468
7,355	NASDAQ, Inc.	392,242
23,313	Navient Corp.	262,038
13,690	Northern Trust Corp.	933,110
25,418	State Street Corp.	1,708,344
15,967	T Rowe Price Group, Inc.	1,109,707
		52,743,222
	Energy - 6.9%
31,689	Anadarko Petroleum Corp.	1,913,699
23,529	Apache Corp.	921,396
27,117	Baker Hughes, Inc.	1,411,169
25,762	Cabot Oil & Gas Corp.	563,157
11,943	Cameron International Corp.(2)	732,345
32,306	Chesapeake Energy Corp.	236,803
117,147	Chevron Corp.	9,240,555
5,911	Cimarex Energy Co.	605,759
19,810	Columbia Pipeline Group, Inc.	362,325
76,698	ConocoPhillips	3,678,436
14,281	CONSOL Energy, Inc.	139,954
24,113	Devon Energy Corp.	894,351

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Energy - 6.9% (continued)
4,197	Diamond Offshore Drilling, Inc.	$72,608
14,625	Ensco plc, Class A	205,920
34,247	EOG Resources, Inc.	2,493,182
9,508	EQT Corp.	615,833
259,568	Exxon Mobil Corp.	19,298,881
14,408	FMC Technologies, Inc.(2)	446,648
53,080	Halliburton Co.	1,876,378
6,717	Helmerich & Payne, Inc.	317,446
14,960	Hess Corp.	748,898
111,880	Kinder Morgan, Inc.	3,096,838
42,121	Marathon Oil Corp.	648,663
33,368	Marathon Petroleum Corp.	1,545,940
10,027	Murphy Oil Corp.	242,653
23,855	National Oilwell Varco, Inc.	898,141
10,161	Newfield Exploration Co.(2)	334,297
26,379	Noble Energy, Inc.	796,118
47,551	Occidental Petroleum Corp.	3,145,499
13,027	ONEOK, Inc.	419,469
29,799	Phillips 66	2,289,755
9,316	Pioneer Natural Resources Co.	1,133,198
10,395	Range Resources Corp.	333,887
78,751	Schlumberger Ltd.	5,431,457
24,154	Southwestern Energy Co.(2)	306,514
41,883	Spectra Energy Corp.	1,100,266
7,657	Tesoro Corp.	744,567
21,311	Transocean Ltd.	275,338
30,937	Valero Energy Corp.	1,859,314
42,465	Williams Cos., Inc. (The)	1,564,835
		72,942,492
	Food & Staples Retailing - 2.4%
27,340	Costco Wholesale Corp.	3,952,544
69,386	CVS Health Corp.	6,694,361
60,476	Kroger Co. (The)	2,181,369
34,454	Sysco Corp.	1,342,672
98,258	Wal-Mart Stores, Inc.	6,371,049
54,434	Walgreens Boots Allliance, Inc.	4,523,466
22,352	Whole Foods Market, Inc.	707,441
		25,772,902
	Food, Beverage & Tobacco - 5.5%
122,066	Altria Group, Inc.	6,640,390
37,914	Archer-Daniels-Midland Co.	1,571,535
6,604	Brown-Forman Corp., Class B	639,928
11,303	Campbell Soup Co.	572,836
243,753	Coca-Cola Co. (The)	9,779,370
13,122	Coca-Cola Enterprises, Inc.	634,449
26,902	ConAgra Foods, Inc.	1,089,800
10,707	Constellation Brands, Inc., Class A	1,340,623
11,821	Dr Pepper Snapple Group, Inc.	934,450
37,188	General Mills, Inc.	2,087,362
9,041	Hershey Co. (The)	830,687
8,410	Hormel Foods Corp.	532,437
6,407	JM Smucker Co. (The)	730,975
15,849	Kellogg Co.	1,054,751

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Food, Beverage & Tobacco - 5.5% (continued)
7,486	Keurig Green Mountain, Inc.	$390,320
36,948	Kraft Heinz Co. (The)	2,607,790
7,218	McCormick & Co., Inc.	593,175
12,637	Mead Johnson Nutrition Co.	889,645
9,830	Molson Coors Brewing Co., Class B	816,087
100,318	Mondelez International, Inc., Class A	4,200,315
9,467	Monster Beverage Corp.(2)	1,279,370
91,460	PepsiCo, Inc.	8,624,678
96,451	Philip Morris International, Inc.	7,651,458
51,595	Reynolds American, Inc.	2,284,111
18,948	Tyson Foods, Inc., Class A	816,659
		58,593,201
	Health Care Equipment & Services - 4.9%
92,869	Abbott Laboratories	3,735,191
21,691	Aetna, Inc.	2,373,212
12,790	AmerisourceBergen Corp.	1,214,922
16,286	Anthem, Inc.	2,280,040
33,957	Baxter International, Inc.	1,115,487
13,063	Becton Dickinson and Co.	1,732,938
83,638	Boston Scientific Corp.(2)	1,372,500
20,385	Cardinal Health, Inc.	1,565,976
19,105	Cerner Corp.(2)	1,145,536
16,055	Cigna Corp.	2,167,746
4,633	CR Bard, Inc.	863,174
10,585	DaVita HealthCare Partners, Inc.(2)	765,613
8,735	DENTSPLY International, Inc.	441,729
6,710	Edwards Lifesciences Corp.(2)	953,961
42,024	Express Scripts Holding Co.(2)	3,402,263
19,902	HCA Holdings, Inc.(2)	1,539,619
5,219	Henry Schein, Inc.(2)	692,666
9,224	Humana, Inc.	1,651,096
2,299	Intuitive Surgical, Inc.(2)	1,056,574
6,265	Laboratory Corp. of America Holdings(2)	679,564
14,445	McKesson Corp.	2,672,758
88,053	Medtronic plc	5,894,268
5,520	Patterson Cos., Inc.	238,740
8,963	Quest Diagnostics, Inc.	550,956
17,476	St Jude Medical, Inc.	1,102,561
19,694	Stryker Corp.	1,853,205
6,192	Tenet Healthcare Corp.(2)	228,609
59,380	UnitedHealth Group, Inc.	6,888,674
5,687	Universal Health Services, Inc., Class B	709,794
6,090	Varian Medical Systems, Inc.(2)	449,320
10,644	Zimmer Biomet Holdings, Inc.	999,791
		52,338,483
	Household & Personal Products - 1.9%
8,006	Clorox Co. (The)	924,933
56,042	Colgate-Palmolive Co.	3,556,425
14,070	Estee Lauder Cos., Inc. (The), Class A	1,135,168
22,715	Kimberly-Clark Corp.	2,476,844
168,891	Procter & Gamble Co. (The)	12,150,018
		20,243,388

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Insurance - 2.8%
20,162	ACE Ltd.	$2,084,751
26,817	Aflac, Inc.	1,558,872
24,930	Allstate Corp. (The)	1,451,923
80,555	American International Group, Inc.	4,577,135
17,435	Aon plc	1,544,915
4,195	Assurant, Inc.	331,447
14,131	Chubb Corp. (The)	1,733,167
9,238	Cincinnati Financial Corp.	497,004
31,050	Genworth Financial, Inc., Class A(2)	143,451
25,822	Hartford Financial Services Group, Inc. (The)(3)	1,182,131
15,573	Lincoln National Corp.	739,095
17,871	Loews Corp.	645,858
32,999	Marsh & McLennan Cos., Inc.	1,723,208
69,608	MetLife, Inc.	3,282,017
17,069	Principal Financial Group, Inc.	808,047
36,473	Progressive Corp. (The)	1,117,533
28,081	Prudential Financial, Inc.	2,140,053
7,240	Torchmark Corp.	408,336
19,377	Travelers Cos., Inc. (The)	1,928,593
15,243	Unum Group	488,995
18,815	XL Group plc	683,361
		29,069,892
	Materials - 2.8%
12,057	Air Products & Chemicals, Inc.	1,538,232
4,127	Airgas, Inc.	368,665
81,694	Alcoa, Inc.	789,164
5,684	Avery Dennison Corp.	321,544
8,604	Ball Corp.	535,169
14,482	CF Industries Holdings, Inc.	650,242
72,104	Dow Chemical Co. (The)	3,057,209
9,295	Eastman Chemical Co.	601,572
16,533	Ecolab, Inc.	1,814,001
56,244	EI du Pont de Nemours & Co.	2,710,961
8,334	FMC Corp.	282,606
71,097	Freeport-McMoRan, Inc.	688,930
5,051	International Flavors & Fragrances, Inc.	521,566
26,025	International Paper Co.	983,485
23,204	LyondellBasell Industries N.V., Class A	1,934,285
4,172	Martin Marietta Materials, Inc.	633,935
29,131	Monsanto Co.	2,486,039
20,998	Mosaic Co. (The)	653,248
33,001	Newmont Mining Corp.	530,326
19,909	Nucor Corp.	747,583
10,012	Owens-Illinois, Inc.(2)	207,449
16,844	PPG Industries, Inc.	1,477,050
17,837	Praxair, Inc.	1,816,877
12,815	Sealed Air Corp.	600,767
4,941	Sherwin-Williams Co. (The)	1,100,756
7,451	Sigma-Aldrich Corp.	1,035,093
8,278	Vulcan Materials Co.	738,398
16,261	WestRock Co.	836,466
		29,661,618

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Media - 3.2%
13,757	Cablevision Systems Corp., Class A	$446,690
27,678	CBS Corp., Class B	1,104,352
131,650	Comcast Corp., Class A	7,488,252
22,941	Comcast Corp., Special Class A	1,313,143
9,122	Discovery Communications, Inc., Class A(2)	237,446
16,046	Discovery Communications, Inc., Class C(2)	389,757
25,767	Interpublic Group of Cos., Inc. (The)	492,923
23,792	News Corp., Class A	300,255
6,700	News Corp., Class B	85,894
15,085	Omnicom Group, Inc.	994,101
5,932	Scripps Networks Interactive, Inc., Class A	291,795
14,156	TEGNA, Inc.	316,953
17,634	Time Warner Cable, Inc.	3,163,011
50,778	Time Warner, Inc.	3,490,987
76,060	Twenty-First Century Fox, Inc., Class A	2,052,099
26,813	Twenty-First Century Fox, Inc., Class B	725,828
21,644	Viacom, Inc., Class B	933,939
96,676	Walt Disney Co. (The)	9,880,287
		33,707,712
	Pharmaceuticals, Biotechnology & Life Sciences - 9.7%
103,051	AbbVie, Inc.	5,607,005
20,489	Agilent Technologies, Inc.	703,387
14,084	Alexion Pharmaceuticals, Inc.(2)	2,202,597
24,517	Allergan plc(2)	6,663,966
47,214	Amgen, Inc.	6,530,641
33,654	Baxalta, Inc.	1,060,438
14,640	Biogen, Inc.(2)	4,272,098
103,809	Bristol-Myers Squibb Co.	6,145,493
49,225	Celgene Corp.(2)	5,324,668
60,728	Eli Lilly & Co.	5,082,326
12,965	Endo International plc(2)	898,215
91,379	Gilead Sciences, Inc.	8,972,504
172,397	Johnson & Johnson	16,093,260
7,298	Mallinckrodt plc(2)	466,634
175,356	Merck & Co., Inc.	8,660,833
25,679	Mylan N.V.(2)	1,033,837
7,065	PerkinElmer, Inc.	324,707
9,124	Perrigo Co. plc	1,434,931
384,120	Pfizer, Inc.	12,065,209
4,815	Regeneron Pharmaceuticals, Inc.(2)	2,239,649
24,831	Thermo Fisher Scientific, Inc.	3,036,335
15,206	Vertex Pharmaceuticals, Inc.(2)	1,583,553
5,160	Waters Corp.(2)	609,964
28,569	Zoetis, Inc.	1,176,471
		102,188,721
	Real Estate - 2.7%
26,397	American Tower Corp., REIT	2,322,408
9,668	Apartment Investment & Management Co., Class A, REIT	357,909
8,249	AvalonBay Communities, Inc., REIT	1,442,090
9,574	Boston Properties, Inc., REIT	1,133,562
18,043	CBRE Group, Inc., Class A, REIT(2)	577,376
20,781	Crown Castle International Corp., REIT	1,638,998
3,552	Equinix, Inc., REIT	971,117
22,712	Equity Residential, REIT	1,706,125

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Real Estate - 2.7% (continued)
4,079	Essex Property Trust, Inc., REIT	$911,330
36,392	General Growth Properties, Inc., REIT	945,100
28,809	HCP, Inc., REIT	1,073,135
46,478	Host Hotels & Resorts, Inc., REIT	734,817
12,072	Iron Mountain, Inc., REIT	374,473
25,771	Kimco Realty Corp., REIT	629,586
8,378	Macerich Co. (The), REIT	643,598
10,970	Plum Creek Timber Co., Inc., REIT	433,425
32,669	Prologis, Inc., REIT	1,270,824
9,151	Public Storage, REIT	1,936,626
14,517	Realty Income Corp., REIT	687,961
19,263	Simon Property Group, Inc., REIT	3,538,998
6,218	SL Green Realty Corp., REIT	672,539
20,631	Ventas, Inc., REIT	1,156,574
11,048	Vornado Realty Trust, REIT	998,960
21,905	Welltower, Inc., REIT	1,483,407
31,928	Weyerhaeuser Co., REIT	872,912
		28,513,850
	Retailing - 5.4%
4,570	Advance Auto Parts, Inc.	866,152
23,879	Amazon.com, Inc.(2)	12,223,421
4,885	AutoNation, Inc.(2)	284,209
1,923	AutoZone, Inc.(2)	1,391,925
10,514	Bed Bath & Beyond, Inc.(2)	599,508
19,117	Best Buy Co., Inc.	709,623
12,877	CarMax, Inc.(2)	763,864
18,354	Dollar General Corp.	1,329,564
14,628	Dollar Tree, Inc.(2)	975,103
6,220	Expedia, Inc.	731,970
6,659	GameStop Corp., Class A	274,417
14,843	Gap, Inc. (The)	423,026
9,369	Genuine Parts Co.	776,596
79,958	Home Depot, Inc. (The)	9,234,349
12,345	Kohl’s Corp.	571,697
16,003	L Brands, Inc.	1,442,350
57,618	Lowe’s Cos., Inc.	3,971,033
20,620	Macy’s, Inc.	1,058,218
26,473	Netflix, Inc.(2)	2,733,602
8,650	Nordstrom, Inc.	620,292
6,191	O’Reilly Automotive, Inc.(2)	1,547,750
3,157	Priceline Group, Inc. (The)(2)	3,904,767
25,815	Ross Stores, Inc.	1,251,253
4,921	Signet Jewelers Ltd.	669,896
39,973	Staples, Inc.	468,883
39,137	Target Corp.	3,078,516
7,011	Tiffany & Co.	541,389
41,999	TJX Cos., Inc. (The)	2,999,569
8,509	Tractor Supply Co.	717,479
6,984	TripAdvisor, Inc.(2)	440,132
5,722	Urban Outfitters, Inc.(2)	168,112
		56,768,665
	Semiconductors & Semiconductor Equipment - 2.4%
18,784	Altera Corp.	940,703

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Semiconductors & Semiconductor Equipment - 2.4% (continued)
19,561	Analog Devices, Inc.	$1,103,436
74,708	Applied Materials, Inc.	1,097,461
16,208	Avago Technologies Ltd.	2,026,162
34,785	Broadcom Corp., Class A	1,788,993
4,718	First Solar, Inc.(2)	201,694
295,934	Intel Corp.	8,919,451
9,773	KLA-Tencor Corp.	488,650
9,878	Lam Research Corp.	645,330
14,944	Linear Technology Corp.	602,990
13,124	Microchip Technology, Inc.	565,513
67,205	Micron Technology, Inc.(2)	1,006,731
31,888	NVIDIA Corp.	786,039
9,306	Qorvo, Inc.(2)	419,235
11,922	Skyworks Solutions, Inc.	1,003,952
63,870	Texas Instruments, Inc.	3,162,842
16,135	Xilinx, Inc.	684,124
		25,443,306
	Software & Services - 11.5%
38,866	Accenture plc, Class A	3,818,973
31,270	Activision Blizzard, Inc.	965,930
30,991	Adobe Systems, Inc.(2)	2,548,080
11,140	Akamai Technologies, Inc.(2)	769,328
3,827	Alliance Data Systems Corp.(2)	991,116
18,048	Alphabet, Inc., Class A(2)	11,521,302
18,416	Alphabet, Inc., Class C(2)	11,204,663
13,971	Autodesk, Inc.(2)	616,680
29,018	Automatic Data Processing, Inc.	2,331,886
19,364	CA, Inc.	528,637
10,001	Citrix Systems, Inc.(2)	692,869
37,913	Cognizant Technology Solutions Corp., Class A(2)	2,373,733
8,591	Computer Sciences Corp.	527,316
69,781	eBay, Inc.(2)	1,705,448
19,397	Electronic Arts, Inc.(2)	1,314,147
140,693	Facebook, Inc., Class A(2)	12,648,301
17,527	Fidelity National Information Services, Inc.	1,175,711
14,612	Fiserv, Inc.(2)	1,265,545
56,113	International Business Machines Corp.	8,134,702
17,319	Intuit, Inc.	1,537,061
62,144	MasterCard, Inc., Class A	5,600,417
497,967	Microsoft Corp.	22,040,019
202,498	Oracle Corp.	7,314,228
20,040	Paychex, Inc.	954,505
68,963	PayPal Holdings, Inc.(2)	2,140,612
11,437	Red Hat, Inc.(2)	822,092
38,633	salesforce.com, Inc.(2)	2,682,289
42,467	Symantec Corp.	826,832
8,862	Teradata Corp.(2)	256,644
10,540	Total System Services, Inc.	478,832
6,218	VeriSign, Inc.(2)	438,742
121,504	Visa, Inc., Class A	8,463,969
31,636	Western Union Co. (The)	580,837
62,622	Xerox Corp.	609,312

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Software & Services - 11.5% (continued)
53,936	Yahoo!, Inc.(2)	$1,559,290
		121,440,048
	Technology Hardware & Equipment - 6.4%
19,272	Amphenol Corp., Class A	982,101
355,050	Apple, Inc.	39,162,015
316,669	Cisco Systems, Inc.	8,312,561
76,336	Corning, Inc.	1,306,872
119,837	EMC Corp.	2,895,262
4,397	F5 Networks, Inc.(2)	509,173
8,747	FLIR Systems, Inc.	244,829
7,690	Harris Corp.	562,523
112,300	Hewlett-Packard Co.	2,876,003
21,925	Juniper Networks, Inc.	563,692
10,091	Motorola Solutions, Inc.	690,023
18,695	NetApp, Inc.	553,372
97,840	QUALCOMM, Inc.	5,256,943
12,733	SanDisk Corp.	691,784
18,808	Seagate Technology plc	842,598
25,051	TE Connectivity Ltd.	1,500,304
14,347	Western Digital Corp.	1,139,726
		68,089,781
	Telecommunication Services - 2.4%
382,950	AT&T, Inc.	12,476,511
35,172	CenturyLink, Inc.	883,521
71,970	Frontier Communications Corp.	341,857
17,943	Level 3 Communications, Inc.(2)	783,930
253,123	Verizon Communications, Inc.	11,013,382
		25,499,201
	Transportation - 2.2%
41,834	American Airlines Group, Inc.	1,624,414
8,829	CH Robinson Worldwide, Inc.	598,430
61,248	CSX Corp.	1,647,571
49,529	Delta Air Lines, Inc.	2,222,366
11,712	Expeditors International of Washington, Inc.	551,050
16,352	FedEx Corp.	2,354,361
5,743	JB Hunt Transport Services, Inc.	410,050
6,897	Kansas City Southern	626,799
18,767	Norfolk Southern Corp.	1,433,799
3,328	Ryder System, Inc.	246,405
41,060	Southwest Airlines Co.	1,561,923
54,026	Union Pacific Corp.	4,776,439
23,524	United Continental Holdings, Inc.(2)	1,247,948
43,483	United Parcel Service, Inc., Class B	4,291,337
		23,592,892
	Utilities - 3.1%
42,586	AES Corp.	416,917
7,490	AGL Resources, Inc.	457,190
15,145	Ameren Corp.	640,179
30,568	American Electric Power Co., Inc.	1,738,096
26,870	CenterPoint Energy, Inc.	484,735
17,165	CMS Energy Corp.	606,268
18,277	Consolidated Edison, Inc.	1,221,817

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount			Market Value(1)
Common Stocks - 99.4% (continued)
	Utilities - 3.1% (continued)
37,025	Dominion Resources, Inc.		$2,605,819
11,192	DTE Energy Co.		899,501
42,820	Duke Energy Corp.		3,080,471
20,331	Edison International		1,282,276
11,205	Entergy Corp.		729,446
19,823	Eversource Energy		1,003,440
53,732	Exelon Corp.		1,595,840
26,334	FirstEnergy Corp.		824,518
28,630	NextEra Energy, Inc.		2,792,856
19,814	NiSource, Inc.		367,550
20,811	NRG Energy, Inc.		309,043
15,783	Pepco Holdings, Inc.		382,264
30,416	PG&E Corp.		1,605,965
6,891	Pinnacle West Capital Corp.		441,989
41,687	PPL Corp.		1,371,085
31,562	Public Service Enterprise Group, Inc.		1,330,654
8,899	SCANA Corp.		500,658
14,641	Sempra Energy		1,416,078
56,410	Southern Co. (The)		2,521,527
14,496	TECO Energy, Inc.		380,665
19,672	WEC Energy Group, Inc.		1,027,272
31,633	Xcel Energy, Inc.		1,120,125
			33,154,244
	Total Common Stocks (cost $649,988,537)		1,053,219,504

EXCHANGE-TRADED FUND - 0.4%
	Diversified Financial Services - 0.4%
26,622	Vanguard S&P 500 ETF (cost $4,728,483)		4,677,752
	Total Exchange-Traded Funds (cost $4,728,483)		4,677,752
	Total Long-Term Investments (cost $654,717,020)		1,057,897,256

Short-Term Investments - 0.4%
	Repurchase Agreements - 0.4%
	RBC Capital Markets LLC TriParty Repurchase Agreement (maturing on 10/01/2015 in the amount of $4,247,006, collateralized by U.S. Treasury Note 2.13%, 2022, value of $4,309,630)
$4,247,000	0.05%, 09/30/2015		4,247,000

	U.S. Government Agencies - 0.0%
250,000	U.S. Treasury Bill 0.00%, 11/05/2015(4)(5)		250,004
	Total Short-Term investments (cost $4,496,981)		4,497,004

	Total Investments (cost $659,214,001)(6)	100.2%	$1,062,394,260
	Other Assets and Liabilities	(0.2)%	(2,383,867)
	Net Assets	100.0%	$1,060,010,393

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

(1)  See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)  Non-income producing.

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

(3)     Affiliated company as defined under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940. Hartford Investment Management Company, the Fund’s adviser, is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. A summary of transactions for the nine-month period ended September 30, 2015 is as follows:

Company	Beginning Value At January 1, 2015	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Ending Value At September 30, 2015

Hartford Financial Services Group, Inc. (The)	$—	$1,108,591	$59,811	$4,112	$10,369	$1,182,131

(4)     The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

(5)     This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at September 30, 2015.

(6)     At September 30, 2015, the cost of securities for federal income tax purposes was $694,080,736, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$402,419,712
Unrealized Depreciation	(34,106,188)
Net Unrealized Appreciation	$368,313,524

Futures Contracts Outstanding at September 30, 2015

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini)	39	12/18/2015	$3,769,052	$3,721,965	$(47,087)

GLOSSARY:(abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poor’s

Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Diversification by Sector

as of September 30, 2015

Sector	Percentage of Net Assets

Equity Securities
Consumer Discretionary	13.0%
Consumer Staples	9.8
Energy	6.9
Financials	16.9
Health Care	14.6
Industrials	10.0
Information Technology	20.3
Materials	2.8
Telecommunication Services	2.4
Utilities	3.1

Total	99.8%

Short-Term Investments	0.4
Other assets and liabilities	(0.2)
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (concluded)
September 30, 2015 (Unaudited)

Investment Valuation Hierarchy Level Summary at September 30, 2015

Description	Total	Level 1	Level 2	Level 3

Assets:[1]
Common Stocks[2]	$1,053,219,504	$1,053,219,504	$—	$—
Exchange-Traded Funds	4,677,752	4,677,752	—	—
Short-Term Investments	4,497,004	—	4,497,004	—

Total	$1,062,394,260	$1,057,897,256	$4,497,004	$—

Futures[3]	(47,087)	(47,087)	—	—

Total	$(47,087)	$(47,087)	$—	$—

1          For the period ended September 30, 2015, there were no transfers between any levels.

2          Refer to the Schedule of Investments for further industry breakout.

3          Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 22.8%
	Automobiles & Components - 0.2%
1,049	BorgWarner, Inc.	$43,628
1,317	Delphi Automotive plc	100,145
18,052	Ford Motor Co.	244,966
6,677	General Motors Co.	200,443
1,248	Goodyear Tire & Rubber Co. (The)	36,604
954	Harley-Davidson, Inc.	52,374
3,030	Johnson Controls, Inc.	125,321
		803,481
	Banks - 1.4%
48,495	Bank of America Corp.	755,552
3,612	BB&T Corp.	128,587
13,943	Citigroup, Inc.	691,712
825	Comerica, Inc.	33,908
3,723	Fifth Third Bancorp	70,402
2,205	Hudson City Bancorp, Inc.	22,425
3,723	Huntington Bancshares, Inc.	39,464
17,131	JPMorgan Chase & Co.	1,044,477
3,898	KeyCorp	50,713
617	M&T Bank Corp.	75,243
1,415	People’s United Financial, Inc.	22,258
2,379	PNC Financial Services Group, Inc. (The)	212,207
6,141	Regions Financial Corp.	55,330
2,401	SunTrust Banks, Inc.	91,814
7,669	US Bancorp	314,506
21,640	Wells Fargo & Co.	1,111,214
944	Zions Bancorp	25,998
		4,745,810
	Capital Goods - 1.6%
2,894	3M Co.	410,282
444	Allegion plc	25,601
1,122	AMETEK, Inc.	58,703
2,959	Boeing Co. (The)	387,481
2,792	Caterpillar, Inc.	182,485
770	Cummins, Inc.	83,607
2,754	Danaher Corp.	234,668
1,444	Deere & Co.	106,856
725	Dover Corp.	41,456
2,166	Eaton Corp. plc	111,116
3,045	Emerson Electric Co.	134,498
1,345	Fastenal Co.	49,240
618	Flowserve Corp.	25,425
672	Fluor Corp.	28,459
1,405	General Dynamics Corp.	193,820
46,770	General Electric Co.	1,179,539
3,621	Honeywell International, Inc.	342,872
1,526	Illinois Tool Works, Inc.	125,605
1,230	Ingersoll-Rand plc	62,447
567	Jacobs Engineering Group, Inc.(2)	21,223
428	Joy Global, Inc.	6,390
372	L-3 Communications Holdings, Inc.	38,881
1,237	Lockheed Martin Corp.	256,442
1,593	Masco Corp.	40,112
868	Northrop Grumman Corp.	144,045

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 22.8% (continued)
	Capital Goods - 1.6% (continued)
1,645	PACCAR, Inc.	$85,820
641	Parker-Hannifin Corp.	62,369
834	Pentair plc	42,567
637	Precision Castparts Corp.	146,325
939	Quanta Services, Inc.(2)	22,733
1,406	Raytheon Co.	153,620
621	Rockwell Automation, Inc.	63,013
611	Rockwell Collins, Inc.	50,004
466	Roper Technologies, Inc.	73,022
269	Snap-on, Inc.	40,603
710	Stanley Black & Decker, Inc.	68,856
1,281	Textron, Inc.	48,217
442	United Rentals, Inc.(2)	26,542
3,837	United Technologies Corp.	341,455
281	WW Grainger, Inc.	60,418
841	Xylem, Inc.	27,627
		5,604,444
	Commercial & Professional Services - 0.2%
788	ADT Corp. (The)	23,561
413	Cintas Corp.	35,415
167	Dun & Bradstreet Corp. (The)	17,535
548	Equifax, Inc.	53,255
1,699	Nielsen Holdings plc	75,554
952	Pitney Bowes, Inc.	18,897
1,115	Republic Services, Inc.	45,938
623	Robert Half International, Inc.	31,873
393	Stericycle, Inc.(2)	54,749
1,953	Tyco International plc	65,347
1,948	Waste Management, Inc.	97,030
		519,154
	Consumer Durables & Apparel - 0.4%
1,282	Coach, Inc.	37,088
1,512	DR Horton, Inc.	44,392
192	Fossil Group, Inc.(2)	10,729
549	Garmin Ltd.	19,698
1,864	Hanesbrands, Inc.	53,944
330	Harman International Industries, Inc.	31,677
521	Hasbro, Inc.	37,585
634	Leggett & Platt, Inc.	26,153
806	Lennar Corp., Class A	38,793
1,569	Mattel, Inc.	33,043
896	Michael Kors Holdings Ltd.(2)	37,847
294	Mohawk Industries, Inc.(2)	53,446
1,240	Newell Rubbermaid, Inc.	49,241
3,140	NIKE, Inc., Class B	386,126
1,487	PulteGroup, Inc.	28,060
382	PVH Corp.	38,941
277	Ralph Lauren Corp.	32,730
834	Under Armour, Inc., Class A(2)	80,715
1,577	VF Corp.	107,567
363	Whirlpool Corp.	53,455
		1,201,230

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 22.8% (continued)
	Consumer Services - 0.4%
2,144	Carnival Corp.	$106,557
144	Chipotle Mexican Grill, Inc.(2)	103,716
528	Darden Restaurants, Inc.	36,189
1,280	H&R Block, Inc.	46,336
924	Marriott International, Inc., Class A	63,017
4,363	McDonald’s Corp.	429,886
795	Royal Caribbean Cruises Ltd.	70,827
6,875	Starbucks Corp.	390,775
789	Starwood Hotels & Resorts Worldwide, Inc.	52,453
547	Wyndham Worldwide Corp.	39,329
377	Wynn Resorts Ltd.	20,026
1,997	Yum! Brands, Inc.	159,660
		1,518,771
	Diversified Financials - 1.2%
252	Affiliated Managers Group, Inc.(2)	43,089
3,943	American Express Co.	292,295
826	Ameriprise Financial, Inc.	90,141
5,126	Bank of New York Mellon Corp. (The)	200,683
8,678	Berkshire Hathaway, Inc., Class B(2)	1,131,611
594	BlackRock, Inc.	176,697
2,513	Capital One Financial Corp.	182,243
5,546	Charles Schwab Corp. (The)	158,394
1,565	CME Group, Inc.	145,138
2,017	Discover Financial Services	104,864
1,344	E*TRADE Financial Corp.(2)	35,388
1,792	Franklin Resources, Inc.	66,770
1,865	Goldman Sachs Group, Inc. (The)	324,062
512	Intercontinental Exchange, Inc.	120,315
1,987	Invesco Ltd.	62,054
509	Legg Mason, Inc.	21,180
1,563	Leucadia National Corp.	31,666
1,262	McGraw Hill Financial, Inc.	109,163
807	Moody’s Corp.	79,247
7,058	Morgan Stanley	222,327
548	NASDAQ, Inc.	29,225
1,734	Navient Corp.	19,490
1,014	Northern Trust Corp.	69,114
1,891	State Street Corp.	127,094
1,187	T Rowe Price Group, Inc.	82,497
		3,924,747
	Energy - 1.6%
2,354	Anadarko Petroleum Corp.	142,158
1,752	Apache Corp.	68,608
2,019	Baker Hughes, Inc.	105,069
1,918	Cabot Oil & Gas Corp.	41,927
887	Cameron International Corp.(2)	54,391
2,344	Chesapeake Energy Corp.	17,182
8,717	Chevron Corp.	687,597
438	Cimarex Energy Co.	44,886
1,471	Columbia Pipeline Group, Inc.	26,905
5,715	ConocoPhillips	274,091
1,085	CONSOL Energy, Inc.	10,633
1,791	Devon Energy Corp.	66,428

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 22.8% (continued)
	Energy - 1.6% (continued)
295	Diamond Offshore Drilling, Inc.	$5,103
1,094	Ensco plc, Class A	15,404
2,544	EOG Resources, Inc.	185,203
706	EQT Corp.	45,728
19,314	Exxon Mobil Corp.	1,435,996
1,064	FMC Technologies, Inc.(2)	32,984
3,960	Halliburton Co.	139,986
498	Helmerich & Payne, Inc.	23,535
1,118	Hess Corp.	55,967
8,326	Kinder Morgan, Inc.	230,464
3,140	Marathon Oil Corp.	48,356
2,484	Marathon Petroleum Corp.	115,084
754	Murphy Oil Corp.	18,247
1,779	National Oilwell Varco, Inc.	66,979
756	Newfield Exploration Co.(2)	24,872
1,970	Noble Energy, Inc.	59,455
3,539	Occidental Petroleum Corp.	234,105
969	ONEOK, Inc.	31,202
2,218	Phillips 66	170,431
692	Pioneer Natural Resources Co.	84,175
785	Range Resources Corp.	25,214
5,862	Schlumberger Ltd.	404,302
1,761	Southwestern Energy Co.(2)	22,347
3,110	Spectra Energy Corp.	81,700
570	Tesoro Corp.	55,427
1,580	Transocean Ltd.	20,414
2,303	Valero Energy Corp.	138,410
3,160	Williams Cos., Inc. (The)	116,446
		5,427,411
	Food & Staples Retailing - 0.6%
2,036	Costco Wholesale Corp.	294,344
5,162	CVS Health Corp.	498,030
4,500	Kroger Co. (The)	162,315
2,563	Sysco Corp.	99,880
7,310	Wal-Mart Stores, Inc.	473,980
4,048	Walgreens Boots Allliance, Inc.	336,389
1,658	Whole Foods Market, Inc.	52,476
		1,917,414
	Food, Beverage & Tobacco - 1.3%
9,082	Altria Group, Inc.	494,061
2,821	Archer-Daniels-Midland Co.	116,930
491	Brown-Forman Corp., Class B	47,578
834	Campbell Soup Co.	42,267
18,135	Coca-Cola Co. (The)	727,576
976	Coca-Cola Enterprises, Inc.	47,190
2,000	ConAgra Foods, Inc.	81,020
797	Constellation Brands, Inc., Class A	99,792
884	Dr Pepper Snapple Group, Inc.	69,880
2,773	General Mills, Inc.	155,648
677	Hershey Co. (The)	62,203
624	Hormel Foods Corp.	39,505
477	JM Smucker Co. (The)	54,421
1,179	Kellogg Co.	78,462

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 22.8% (continued)
	Food, Beverage & Tobacco - 1.3% (continued)
557	Keurig Green Mountain, Inc.	$29,042
2,753	Kraft Heinz Co. (The)	194,307
537	McCormick & Co., Inc.	44,131
939	Mead Johnson Nutrition Co.	66,106
732	Molson Coors Brewing Co., Class B	60,771
7,464	Mondelez International, Inc., Class A	312,518
704	Monster Beverage Corp.(2)	95,139
6,805	PepsiCo, Inc.	641,711
7,176	Philip Morris International, Inc.	569,272
3,839	Reynolds American, Inc.	169,953
1,410	Tyson Foods, Inc., Class A	60,771
		4,360,254
	Health Care Equipment & Services - 1.1%
6,904	Abbott Laboratories	277,679
1,615	Aetna, Inc.	176,697
951	AmerisourceBergen Corp.	90,335
1,212	Anthem, Inc.	169,680
2,527	Baxter International, Inc.	83,012
974	Becton Dickinson and Co.	129,211
6,226	Boston Scientific Corp.(2)	102,169
1,516	Cardinal Health, Inc.	116,459
1,423	Cerner Corp.(2)	85,323
1,193	Cigna Corp.	161,079
344	CR Bard, Inc.	64,091
789	DaVita HealthCare Partners, Inc.(2)	57,068
648	DENTSPLY International, Inc.	32,769
498	Edwards Lifesciences Corp.(2)	70,801
3,130	Express Scripts Holding Co.(2)	253,405
1,481	HCA Holdings, Inc.(2)	114,570
386	Henry Schein, Inc.(2)	51,230
686	Humana, Inc.	122,794
171	Intuitive Surgical, Inc.(2)	78,588
466	Laboratory Corp. of America Holdings(2)	50,547
1,077	McKesson Corp.	199,277
6,551	Medtronic plc	438,524
402	Patterson Cos., Inc.	17,387
665	Quest Diagnostics, Inc.	40,878
1,305	St Jude Medical, Inc.	82,332
1,465	Stryker Corp.	137,857
461	Tenet Healthcare Corp.(2)	17,020
4,417	UnitedHealth Group, Inc.	512,416
425	Universal Health Services, Inc., Class B	53,044
457	Varian Medical Systems, Inc.(2)	33,717
791	Zimmer Biomet Holdings, Inc.	74,299
		3,894,258
	Household & Personal Products - 0.4%
596	Clorox Co. (The)	68,856
4,170	Colgate-Palmolive Co.	264,628
1,046	Estee Lauder Cos., Inc. (The), Class A	84,391
1,687	Kimberly-Clark Corp.	183,951
12,565	Procter & Gamble Co. (The)	903,926
		1,505,752

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 22.8% (continued)
	Insurance - 0.6%
1,500	ACE Ltd.	$155,100
1,996	Aflac, Inc.	116,028
1,855	Allstate Corp. (The)	108,035
5,994	American International Group, Inc.	340,579
1,297	Aon plc	114,927
307	Assurant, Inc.	24,256
1,051	Chubb Corp. (The)	128,905
684	Cincinnati Financial Corp.	36,799
2,280	Genworth Financial, Inc., Class A(2)	10,534
1,922	Hartford Financial Services Group, Inc. (The)(3)	87,989
1,163	Lincoln National Corp.	55,196
1,330	Loews Corp.	48,066
2,455	Marsh & McLennan Cos., Inc.	128,200
5,174	MetLife, Inc.	243,954
1,270	Principal Financial Group, Inc.	60,122
2,715	Progressive Corp. (The)	83,188
2,089	Prudential Financial, Inc.	159,203
539	Torchmark Corp.	30,400
1,442	Travelers Cos., Inc. (The)	143,522
1,143	Unum Group	36,667
1,401	XL Group plc	50,884
		2,162,554
	Materials - 0.6%
896	Air Products & Chemicals, Inc.	114,312
311	Airgas, Inc.	27,782
6,068	Alcoa, Inc.	58,617
424	Avery Dennison Corp.	23,986
640	Ball Corp.	39,808
1,080	CF Industries Holdings, Inc.	48,492
5,365	Dow Chemical Co. (The)	227,476
689	Eastman Chemical Co.	44,592
1,230	Ecolab, Inc.	134,956
4,192	EI du Pont de Nemours & Co.	202,054
616	FMC Corp.	20,889
5,268	Freeport-McMoRan, Inc.	51,047
373	International Flavors & Fragrances, Inc.	38,516
1,936	International Paper Co.	73,161
1,727	LyondellBasell Industries N.V., Class A	143,963
310	Martin Marietta Materials, Inc.	47,104
2,167	Monsanto Co.	184,932
1,562	Mosaic Co. (The)	48,594
2,451	Newmont Mining Corp.	39,388
1,481	Nucor Corp.	55,611
730	Owens-Illinois, Inc.(2)	15,126
1,254	PPG Industries, Inc.	109,963
1,327	Praxair, Inc.	135,168
954	Sealed Air Corp.	44,723
367	Sherwin-Williams Co. (The)	81,760
553	Sigma-Aldrich Corp.	76,823
617	Vulcan Materials Co.	55,036
1,213	WestRock Co.	62,397
		2,206,276

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 22.8% (continued)
	Media - 0.7%
1,030	Cablevision Systems Corp., Class A	$33,444
2,059	CBS Corp., Class B	82,154
9,797	Comcast Corp., Class A	557,253
1,705	Comcast Corp., Special Class A	97,594
703	Discovery Communications, Inc., Class A(2)	18,299
1,183	Discovery Communications, Inc., Class C(2)	28,735
1,902	Interpublic Group of Cos., Inc. (The)	36,385
1,765	News Corp., Class A	22,274
500	News Corp., Class B	6,410
1,126	Omnicom Group, Inc.	74,203
435	Scripps Networks Interactive, Inc., Class A	21,398
1,050	TEGNA, Inc.	23,510
1,311	Time Warner Cable, Inc.	235,154
3,778	Time Warner, Inc.	259,737
5,656	Twenty-First Century Fox, Inc., Class A	152,599
1,997	Twenty-First Century Fox, Inc., Class B	54,059
1,610	Viacom, Inc., Class B	69,472
7,193	Walt Disney Co. (The)	735,125
		2,507,805
	Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
7,668	AbbVie, Inc.	417,216
1,536	Agilent Technologies, Inc.	52,731
1,048	Alexion Pharmaceuticals, Inc.(2)	163,897
1,823	Allergan plc(2)	495,510
3,513	Amgen, Inc.	485,918
2,509	Baxalta, Inc.	79,059
1,089	Biogen, Inc.(2)	317,781
7,724	Bristol-Myers Squibb Co.	457,261
3,662	Celgene Corp.(2)	396,118
4,519	Eli Lilly & Co.	378,195
965	Endo International plc(2)	66,855
6,798	Gilead Sciences, Inc.	667,496
12,827	Johnson & Johnson	1,197,400
544	Mallinckrodt plc(2)	34,783
13,048	Merck & Co., Inc.	644,441
1,913	Mylan N.V.(2)	77,017
523	PerkinElmer, Inc.	24,037
678	Perrigo Co. plc	106,629
28,569	Pfizer, Inc.	897,352
358	Regeneron Pharmaceuticals, Inc.(2)	166,520
1,846	Thermo Fisher Scientific, Inc.	225,729
1,133	Vertex Pharmaceuticals, Inc.(2)	117,991
381	Waters Corp.(2)	45,038
2,127	Zoetis, Inc.	87,590
		7,602,564
	Real Estate - 0.6%
1,961	American Tower Corp., REIT	172,529
724	Apartment Investment & Management Co., Class A, REIT	26,802
616	AvalonBay Communities, Inc., REIT	107,689
711	Boston Properties, Inc., REIT	84,182
1,343	CBRE Group, Inc., Class A, REIT(2)	42,976
1,546	Crown Castle International Corp., REIT	121,933
264	Equinix, Inc., REIT	72,177
1,686	Equity Residential, REIT	126,652

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 22.8% (continued)
	Real Estate - 0.6% (continued)
304	Essex Property Trust, Inc., REIT	$67,920
2,708	General Growth Properties, Inc., REIT	70,327
2,143	HCP, Inc., REIT	79,827
3,481	Host Hotels & Resorts, Inc., REIT	55,035
889	Iron Mountain, Inc., REIT	27,577
1,914	Kimco Realty Corp., REIT	46,759
623	Macerich Co. (The), REIT	47,859
810	Plum Creek Timber Co., Inc., REIT	32,003
2,428	Prologis, Inc., REIT	94,449
681	Public Storage, REIT	144,120
1,088	Realty Income Corp., REIT	51,560
1,433	Simon Property Group, Inc., REIT	263,271
462	SL Green Realty Corp., REIT	49,970
1,540	Ventas, Inc., REIT	86,332
821	Vornado Realty Trust, REIT	74,235
1,630	Welltower, Inc., REIT	110,384
2,382	Weyerhaeuser Co., REIT	65,124
		2,121,692
	Retailing - 1.2%
339	Advance Auto Parts, Inc.	64,251
1,777	Amazon.com, Inc.(2)	909,629
363	AutoNation, Inc.(2)	21,119
143	AutoZone, Inc.(2)	103,508
786	Bed Bath & Beyond, Inc.(2)	44,818
1,422	Best Buy Co., Inc.	52,785
964	CarMax, Inc.(2)	57,184
1,365	Dollar General Corp.	98,881
1,087	Dollar Tree, Inc.(2)	72,459
463	Expedia, Inc.	54,486
494	GameStop Corp., Class A	20,358
1,102	Gap, Inc. (The)	31,407
702	Genuine Parts Co.	58,189
5,948	Home Depot, Inc. (The)	686,934
917	Kohl’s Corp.	42,466
1,190	L Brands, Inc.	107,255
4,286	Lowe’s Cos., Inc.	295,391
1,533	Macy’s, Inc.	78,674
1,973	Netflix, Inc.(2)	203,732
645	Nordstrom, Inc.	46,253
460	O’Reilly Automotive, Inc.(2)	115,000
235	Priceline Group, Inc. (The)(2)	290,662
1,917	Ross Stores, Inc.	92,917
369	Signet Jewelers Ltd.	50,232
2,982	Staples, Inc.	34,979
2,911	Target Corp.	228,979
520	Tiffany & Co.	40,154
3,124	TJX Cos., Inc. (The)	223,116
629	Tractor Supply Co.	53,037
523	TripAdvisor, Inc.(2)	32,959
440	Urban Outfitters, Inc.(2)	12,927
		4,224,741
	Semiconductors & Semiconductor Equipment - 0.6%
1,401	Altera Corp.	70,162

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 22.8% (continued)
	Semiconductors & Semiconductor Equipment - 0.6% (continued)
1,453	Analog Devices, Inc.	$81,964
5,562	Applied Materials, Inc.	81,706
1,203	Avago Technologies Ltd.	150,387
2,589	Broadcom Corp., Class A	133,152
351	First Solar, Inc.(2)	15,005
22,022	Intel Corp.	663,743
730	KLA-Tencor Corp.	36,500
733	Lam Research Corp.	47,887
1,111	Linear Technology Corp.	44,829
978	Microchip Technology, Inc.	42,142
4,987	Micron Technology, Inc.(2)	74,705
2,372	NVIDIA Corp.	58,470
693	Qorvo, Inc.(2)	31,220
883	Skyworks Solutions, Inc.	74,357
4,754	Texas Instruments, Inc.	235,418
1,198	Xilinx, Inc.	50,795
		1,892,442
	Software & Services - 2.6%
2,891	Accenture plc, Class A	284,070
2,330	Activision Blizzard, Inc.	71,974
2,305	Adobe Systems, Inc.(2)	189,517
827	Akamai Technologies, Inc.(2)	57,113
285	Alliance Data Systems Corp.(2)	73,809
1,343	Alphabet, Inc., Class A(2)	857,331
1,370	Alphabet, Inc., Class C(2)	833,535
1,048	Autodesk, Inc.(2)	46,259
2,158	Automatic Data Processing, Inc.	173,417
1,452	CA, Inc.	39,640
744	Citrix Systems, Inc.(2)	51,544
2,824	Cognizant Technology Solutions Corp., Class A(2)	176,811
641	Computer Sciences Corp.	39,344
5,192	eBay, Inc.(2)	126,892
1,444	Electronic Arts, Inc.(2)	97,831
10,468	Facebook, Inc., Class A(2)	941,073
1,304	Fidelity National Information Services, Inc.	87,472
1,087	Fiserv, Inc.(2)	94,145
4,174	International Business Machines Corp.	605,105
1,285	Intuit, Inc.	114,044
4,623	MasterCard, Inc., Class A	416,625
37,049	Microsoft Corp.	1,639,789
15,065	Oracle Corp.	544,148
1,489	Paychex, Inc.	70,921
5,138	PayPal Holdings, Inc.(2)	159,483
850	Red Hat, Inc.(2)	61,098
2,874	salesforce.com, Inc.(2)	199,542
3,170	Symantec Corp.	61,720
656	Teradata Corp.(2)	18,998
784	Total System Services, Inc.	35,617
463	VeriSign, Inc.(2)	32,669
9,039	Visa, Inc., Class A	629,657
2,370	Western Union Co. (The)	43,513
4,656	Xerox Corp.	45,303

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 22.8% (continued)
	Software & Services - 2.6% (continued)
4,012	Yahoo!, Inc.(2)	$115,987
		9,035,996
	Technology Hardware & Equipment - 1.5%
1,432	Amphenol Corp., Class A	72,975
26,417	Apple, Inc.	2,913,795
23,559	Cisco Systems, Inc.	618,424
5,679	Corning, Inc.	97,224
8,916	EMC Corp.	215,411
329	F5 Networks, Inc.(2)	38,098
660	FLIR Systems, Inc.	18,473
575	Harris Corp.	42,061
8,368	Hewlett-Packard Co.	214,305
1,638	Juniper Networks, Inc.	42,113
745	Motorola Solutions, Inc.	50,943
1,390	NetApp, Inc.	41,144
7,278	QUALCOMM, Inc.	391,047
947	SanDisk Corp.	51,451
1,399	Seagate Technology plc	62,675
1,864	TE Connectivity Ltd.	111,635
1,067	Western Digital Corp.	84,762
		5,066,536
	Telecommunication Services - 0.6%
28,493	AT&T, Inc.	928,302
2,609	CenturyLink, Inc.	65,538
5,414	Frontier Communications Corp.	25,717
1,335	Level 3 Communications, Inc.(2)	58,326
18,834	Verizon Communications, Inc.	819,467
		1,897,350
	Transportation - 0.5%
3,112	American Airlines Group, Inc.	120,839
657	CH Robinson Worldwide, Inc.	44,532
4,557	CSX Corp.	122,583
3,685	Delta Air Lines, Inc.	165,346
876	Expeditors International of Washington, Inc.	41,216
1,217	FedEx Corp.	175,224
426	JB Hunt Transport Services, Inc.	30,416
511	Kansas City Southern	46,440
1,396	Norfolk Southern Corp.	106,654
247	Ryder System, Inc.	18,288
3,054	Southwest Airlines Co.	116,174
4,020	Union Pacific Corp.	355,408
1,750	United Continental Holdings, Inc.(2)	92,838
3,235	United Parcel Service, Inc., Class B	319,262
		1,755,220
	Utilities - 0.7%
3,165	AES Corp.	30,985
556	AGL Resources, Inc.	33,938
1,124	Ameren Corp.	47,511
2,272	American Electric Power Co., Inc.	129,186
1,994	CenterPoint Energy, Inc.	35,972
1,282	CMS Energy Corp.	45,280
1,357	Consolidated Edison, Inc.	90,715

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 22.8% (continued)
	Utilities - 0.7% (continued)
2,753	Dominion Resources, Inc.	193,756
831	DTE Energy Co.	66,787
3,188	Duke Energy Corp.	$229,345
1,509	Edison International	95,173
832	Entergy Corp.	54,163
1,469	Eversource Energy	74,361
3,991	Exelon Corp.	118,533
1,957	FirstEnergy Corp.	61,274
2,132	NextEra Energy, Inc.	207,977
1,473	NiSource, Inc.	27,324
1,522	NRG Energy, Inc.	22,602
1,174	Pepco Holdings, Inc.	28,434
2,266	PG&E Corp.	119,645
513	Pinnacle West Capital Corp.	32,904
3,104	PPL Corp.	102,091
2,343	Public Service Enterprise Group, Inc.	98,781
662	SCANA Corp.	37,244
1,091	Sempra Energy	105,521
4,208	Southern Co. (The)	188,098
1,090	TECO Energy, Inc.	28,623
1,462	WEC Energy Group, Inc.	76,346
2,350	Xcel Energy, Inc.	83,213
		2,465,782
	Total Common Stocks (cost $65,872,134)	78,361,684
EXCHANGE-TRADED FUND - 0.2%
	Diversified Financial Services - 0.2%
3,696	Vanguard S&P 500 ETF (cost $656,028)	649,424
	Total Exchange-Traded Funds (cost $656,028)	649,424
Asset & Commercial Mortgage Backed Securities - 0.8%
	Banc of America Commercial Mortgage Trust
	Series 2006-2, Class A4
$12,003	5.95%, 05/10/2045(4)	12,118
	Series 2006-3, Class A4
22,741	5.89%, 07/10/2044(4)	23,114
	Series 2006-4, Class AM
60,000	5.68%, 07/10/2046	61,919
	Series 2006-5, Class A4
24,723	5.41%, 09/10/2047	25,212
	Series 2007-1, Class A4
22,074	5.45%, 01/15/2049	23,045
	Series 2007-3, Class A4
27,981	5.73%, 06/10/2049(4)	29,261
	Series 2007-4, Class A4
6,959	5.94%, 02/10/2051(4)	7,410
	Series 2007-5, Class A4
17,029	5.49%, 02/10/2051	17,895
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2005-PW10, Class A4
17,825	5.41%, 12/11/2040(4)	17,826

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.8% (continued)
	Bear Stearns Commercial Mortgage Securities Trust - (continued)
	Series 2006-PW14, Class A4
$58,051	5.20%, 12/11/2038	$59,927
	Series 2007-PW15, Class A4
21,050	5.33%, 02/11/2044	21,968
	Series 2007-PW16, Class A4
60,000	5.90%, 06/11/2040(4)	63,366
	Series 2007-PW18, Class A4
25,000	5.70%, 06/11/2050	26,382
100,000	Chase Issuance Trust, Series 2013-A1, Class A1 1.30%, 02/18/2020	100,235
100,000	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.65%, 09/20/2019	108,695
	Citigroup Commercial Mortgage Trust
	Series 2007-C6, Class A4
35,000	5.90%, 12/10/2049(4)	36,959
	Series 2008-C7, Class A4
18,261	6.35%, 12/10/2049(4)	19,498
	Series 2014-GC23, Class A4
50,000	3.62%, 07/10/2047	52,293
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2006-CD3, Class A5
17,713	5.62%, 10/15/2048	18,167
	Series 2007-CD4, Class A4
25,000	5.32%, 12/11/2049	25,813
	Series 2007-CD5, Class A4
26,136	5.89%, 11/15/2044(4)	27,869
	Cobalt CMBS Commercial Mortgage Trust
	Series 2006-C1, Class A4
32,457	5.22%, 08/15/2048	33,368
	Series 2007-C2, Class A3
23,077	5.48%, 04/15/2047(4)	24,197
	Series 2007-C3, Class A4
21,686	5.96%, 05/15/2046(4)	22,969
	COMM Mortgage Trust
	Series 2013-CR9, Class A4,
35,000	4.38%, 07/10/2045(4)	38,698
	Series 2014-UBS5, Class A4
45,000	3.84%, 09/10/2047	47,800
	Series 2014-UBS6, Class A5
50,000	3.64%, 12/10/2047	52,051
	Commercial Mortgage Pass-Through Certificates
	Series 2006-C7, Class A4
16,252	5.95%, 06/10/2046(4)	16,492
	Series 2006-C8, Class A4
19,100	5.31%, 12/10/2046	19,702
	Series 2007-C9, Class A4
15,000	5.99%, 12/10/2049(4)	15,903
	Series 2012-CR2, Class A4
30,000	3.15%, 08/15/2045	31,099
	Commercial Mortgage Trust
	Series 2006-GG7, Class A4
46,512	6.01%, 07/10/2038(4)	47,055
	Series 2007-GG11, Class A4
24,864	5.74%, 12/10/2049	26,103

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.8% (continued)
	Commercial Mortgage Trust - (continued)
	Series 2007-GG9, Class A4
$29,601	5.44%, 03/10/2039	$30,728
	Series 2013-LC6, Class A4
15,000	2.94%, 01/10/2046	15,279
	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1, Class A4
29,740	5.61%, 02/15/2039(4)	29,774
	Series 2006-C4, Class A3
23,866	5.47%, 09/15/2039	24,376
	Series 2007-C3, Class A4
22,010	5.89%, 06/15/2039(4)	23,004
100,000	Ford Credit Automotive Owner Trust, Series 2013-A, Class A4, ABS 0.78%, 05/15/2018	99,907
30,000	GE Commercial Mortgage Corp., Series 2007-C1, Class A4 5.54%, 12/10/2049	31,088
10,000	GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5 2.94%, 02/10/2046	10,112
	GS Mortgage Securities Trust
	Series 2006-GG8, Class A4
21,402	5.56%, 11/10/2039	21,984
	Series 2007-GG10, Class A4
40,362	5.99%, 08/10/2045(4)	42,569
	Series 2012-GC6, Class A3
20,000	3.48%, 01/10/2045	21,129
	Series 2012-GCJ7, Class A4
50,000	3.38%, 05/10/2045	52,481
	Series 2013-GC12, Class A4
40,000	3.14%, 06/10/2046	40,862
	Series 2013-GC14, Class A5
35,000	4.24%, 08/10/2046	38,377
	Series 2013-GC16, Class A4
40,000	4.27%, 11/10/2046	43,813
	Series 2014-GC18, Class A4
40,000	4.07%, 01/10/2047	43,087
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2006-CB14, Class A4
8,143	5.48%, 12/12/2044(4)	8,174
	Series 2006-LDP7, Class A4
71,006	6.10%, 04/15/2045(4)	72,083
	Series 2006-LDP9, Class A3
23,890	5.34%, 05/15/2047	24,687
	Series 2007-CB18, Class A4
32,909	5.44%, 06/12/2047	34,090
	Series 2007-CB20, Class A4
34,093	5.79%, 02/12/2051(4)	36,097
	Series 2007-LD11, Class A4
25,000	5.96%, 06/15/2049(4)	25,931
	Series 2007-LDPX, Class A3
18,621	5.42%, 01/15/2049	19,327
	Series 2011-C5, Class A3
10,000	4.17%, 08/15/2046	10,940
40,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4 3.80%, 09/15/2047	42,174

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.8% (continued)
	LB-UBS Commercial Mortgage Trust
	Series 2006-C4, Class A4
$9,013	6.03%, 06/15/2038(4)	$9,176
	Series 2006-C6, Class A4
24,934	5.37%, 09/15/2039	25,588
	Series 2007-C1, Class A4
57,109	5.42%, 02/15/2040	59,337
	Series 2007-C7, Class A3
14,934	5.87%, 09/15/2045(4)	16,084
	ML-CFC Commercial Mortgage Trust
	Series 2006-2, Class A4
26,279	6.06%, 06/12/2046(4)	26,740
	Series 2006-4, Class A3
20,710	5.17%, 12/12/2049	21,318
	Series 2007-5, Class A4
22,756	5.38%, 08/12/2048	23,602
	Series 2007-9, Class A4
40,000	5.70%, 09/12/2049	42,321
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2014-C15, Class A4
40,000	4.05%, 04/15/2047	43,001
	Series 2014-C16, Class A5
50,000	3.89%, 06/15/2047	53,123
	Series 2015-C22, Class A4
30,000	3.31%, 04/15/2048	30,356
	Morgan Stanley Capital I Trust
	Series 2006-IQ11, Class A4
17,190	5.89%, 10/15/2042(4)	17,224
	Series 2006-IQ12, Class A4
44,924	5.33%, 12/15/2043	46,267
	Series 2007-IQ14, Class A4
25,000	5.69%, 04/15/2049(4)	26,082
	Series 2007-IQ16, Class A4
23,347	5.81%, 12/12/2049	24,833
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C23, Class A4
7,592	5.42%, 01/15/2045(4)	7,596
	Series 2006-C28, Class A4
34,613	5.57%, 10/15/2048	35,457
	Series 2006-C29, Class A4
23,817	5.31%, 11/15/2048	24,494
	Series 2007-C30, Class A5
25,000	5.34%, 12/15/2043	25,865
	Series 2007-C31, Class A4
25,000	5.51%, 04/15/2047	25,512
	Series 2007-C32, Class A3
25,000	5.90%, 06/15/2049(4)	26,205
	Series 2007-C34, Class A3
24,346	5.68%, 05/15/2046	25,706
40,000	WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3 2.88%, 12/15/2045	40,498
	Total Asset & Commercial Mortgage Backed Securities (cost $2,730,796)	2,672,867

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.8%
	Advertising - 0.0%
$40,000	Omnicom Group, Inc. 3.63%, 05/01/2022	$40,473
	Aerospace/Defense - 0.2%
200,000	Boeing Co. (The) 4.88%, 02/15/2020	225,057
15,000	General Dynamics Corp. 3.88%, 07/15/2021	16,074
	Lockheed Martin Corp.
140,000	4.25%, 11/15/2019	152,568
15,000	4.85%, 09/15/2041	15,675
	Northrop Grumman Corp.
40,000	4.75%, 06/01/2043	41,269
20,000	5.05%, 08/01/2019	21,935
95,000	Raytheon Co. 3.13%, 10/15/2020	99,535
	United Technologies Corp.
65,000	4.50%, 04/15/2020	71,884
50,000	4.50%, 06/01/2042	50,915
115,000	6.13%, 02/01/2019	130,519
		825,431
	Agriculture - 0.2%
270,000	Altria Group, Inc. 4.75%, 05/05/2021	294,195
33,000	Archer-Daniels-Midland Co. 4.02%, 04/16/2043	31,856
	Philip Morris International, Inc.
105,000	4.50%, 03/26/2020	115,019
75,000	4.50%, 03/20/2042	75,202
		516,272
	Auto Manufacturers - 0.1%
18,000	Daimler Finance North America LLC 8.50%, 01/18/2031	25,554
130,000	Ford Motor Co. 7.45%, 07/16/2031	161,487
	Toyota Motor Credit Corp.
	MTN
70,000	2.00%, 10/24/2018	70,734
140,000	3.40%, 09/15/2021	145,710
		403,485
	Auto Parts&Equipment - 0.0%
100,000	Johnson Controls, Inc. 5.00%, 03/30/2020	109,658
	Beverages - 0.2%
	Anheuser-Busch InBev Worldwide, Inc.
95,000	3.75%, 07/15/2042	81,559
225,000	5.38%, 01/15/2020	251,310
	Coca-Cola Co. (The)
60,000	1.65%, 03/14/2018	60,417
100,000	3.15%, 11/15/2020	104,769
50,000	Diageo Capital plc 3.88%, 04/29/2043	46,122

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.8% (continued)
	Beverages - 0.2% (continued)
	PepsiCo, Inc.
$60,000	3.13%, 11/01/2020	$62,826
65,000	5.50%, 01/15/2040	75,845
		682,848
	Biotechnology - 0.1%
	Amgen, Inc.
105,000	3.88%, 11/15/2021	110,641
25,000	4.40%, 05/01/2045	22,954
87,000	5.75%, 03/15/2040	96,296
85,000	Celgene Corp. 3.25%, 08/15/2022	85,134
	Gilead Sciences, Inc.
110,000	3.70%, 04/01/2024	112,559
20,000	4.40%, 12/01/2021	21,673
15,000	4.80%, 04/01/2044	15,087
		464,344
	Chemicals - 0.2%
50,000	CF Industries, Inc. 4.95%, 06/01/2043	45,917
	Dow Chemical Co. (The)
200,000	4.13%, 11/15/2021	208,934
25,000	4.38%, 11/15/2042	21,814
90,000	Eastman Chemical Co. 3.80%, 03/15/2025	87,856
45,000	Ecolab, Inc. 4.35%, 12/08/2021	48,696
	EI du Pont de Nemours & Co.
100,000	3.63%, 01/15/2021	106,737
20,000	5.60%, 12/15/2036	22,731
	LYB International Finance BV
50,000	4.00%, 07/15/2023	50,232
30,000	4.88%, 03/15/2044	28,423
40,000	Monsanto Co. 4.40%, 07/15/2044	34,654
35,000	Potash Corp. of Saskatchewan, Inc. 6.50%, 05/15/2019	39,840
20,000	PPG Industries, Inc. 3.60%, 11/15/2020	21,020
55,000	Praxair, Inc. 2.45%, 02/15/2022	53,740
		770,594
	Commercial Banks - 2.0%
	Bank of America Corp.
270,000	3.30%, 01/11/2023	267,936
445,000	5.00%, 05/13/2021	490,338
50,000	5.88%, 02/07/2042	58,466
150,000	Bank of Montreal 1.45%, 04/09/2018	149,148
50,000	Bank of New York Mellon Corp. (The) 3.55%, 09/23/2021	52,533
95,000	Bank of Nova Scotia 4.38%, 01/13/2021	103,691

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.8% (continued)
	Commercial Banks - 2.0% (continued)
$130,000	BB&T Corp. 5.25%, 11/01/2019	$143,949
140,000	Capital One Financial Corp. 4.75%, 07/15/2021	152,711
	Citigroup, Inc.
100,000	4.45%, 01/10/2017	103,984
308,000	5.38%, 08/09/2020	343,775
165,000	6.63%, 06/15/2032	195,161
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
195,000	4.50%, 01/11/2021	215,078
25,000	5.25%, 05/24/2041	27,955
160,000	Credit Suisse 5.30%, 08/13/2019	177,884
70,000	Deutsche Bank AG 3.70%, 05/30/2024	69,493
100,000	Fifth Third Bancorp 3.50%, 03/15/2022	101,924
	Goldman Sachs Group, Inc. (The)
350,000	3.85%, 07/08/2024	356,787
139,000	6.25%, 02/01/2041	167,612
450,000	HSBC Holdings plc 5.10%, 04/05/2021	498,285
	JPMorgan Chase & Co.
785,000	4.95%, 03/25/2020	864,535
60,000	5.50%, 10/15/2040	67,922
80,000	6.00%, 01/15/2018	87,414
155,000	6.30%, 04/23/2019	176,238
	Morgan Stanley
65,000	4.30%, 01/27/2045	61,775
465,000	5.50%, 07/28/2021	525,505
	PNC Funding Corp.
70,000	3.30%, 03/08/2022	72,082
150,000	5.13%, 02/08/2020	168,237
35,000	Royal Bank of Scotland plc (The) 6.13%, 01/11/2021	40,731
80,000	State Street Corp. 4.38%, 03/07/2021	88,195
150,000	UBS AG 5.75%, 04/25/2018	164,461
180,000	US Bancorp 4.13%, 05/24/2021	195,490
	Wells Fargo & Co.
70,000	3.50%, 03/08/2022	72,361
270,000	4.60%, 04/01/2021	296,298
130,000	5.61%, 01/15/2044	145,427
		6,703,381
	Commercial Services - 0.0%
75,000	Princeton University 4.95%, 03/01/2019	83,091
	Diversified Financial Services - 0.5%
148,000	American Express Co. 2.65%, 12/02/2022	144,135

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.8% (continued)
	Diversified Financial Services - 0.5% (continued)
$105,000	BlackRock, Inc. 5.00%, 12/10/2019	$117,631
270,000	Ford Motor Credit Co. LLC 6.63%, 08/15/2017	291,481
	General Electric Capital Corp.
395,000	4.38%, 09/16/2020	435,786
525,000	5.30%, 02/11/2021	603,912
35,000	5.88%, 01/14/2038	43,648
80,000	HSBC Finance Corp. 6.68%, 01/15/2021	93,602
	National Rural Utilities Cooperative Finance Corp.
110,000	3.05%, 02/15/2022	111,190
30,000	5.45%, 04/10/2017	32,058
		1,873,443
	Electric - 0.7%
40,000	Alabama Power Co. 6.00%, 03/01/2039	48,475
100,000	Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	120,414
15,000	CenterPoint Energy Houston Electric LLC 3.55%, 08/01/2042	13,735
60,000	CMS Energy Corp. 5.05%, 03/15/2022	65,940
	Consolidated Edison Co. of New York, Inc.
80,000	3.95%, 03/01/2043	75,839
40,000	6.65%, 04/01/2019	46,010
270,000	Dominion Resources, Inc. 4.45%, 03/15/2021	290,935
	Duke Energy Carolinas LLC
25,000	4.00%, 09/30/2042	24,590
105,000	5.30%, 02/15/2040	124,367
	Exelon Generation Co. LLC
145,000	4.00%, 10/01/2020	152,159
85,000	6.25%, 10/01/2039	90,280
85,000	Florida Power & Light Co. 5.69%, 03/01/2040	104,877
100,000	Georgia Power Co. 2.85%, 05/15/2022	97,829
25,000	Indiana Michigan Power Co. 6.05%, 03/15/2037	29,801
70,000	Kentucky Utilities Co. 5.13%, 11/01/2040	79,206
55,000	Nevada Power Co., Series R 6.75%, 07/01/2037	73,507
40,000	NiSource Finance Corp. 5.25%, 02/15/2043	43,471
60,000	Northern States Power Co. 3.40%, 08/15/2042	52,900
75,000	Ohio Power Co., Series M 5.38%, 10/01/2021	85,563
95,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	117,147

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.8% (continued)
	Electric - 0.7% (continued)
$100,000	Pacific Gas & Electric Co. 6.05%, 03/01/2034	$120,746
130,000	Progress Energy, Inc. 4.40%, 01/15/2021	139,858
25,000	PSEG Power LLC 5.13%, 04/15/2020	27,626
25,000	Public Service Electric & Gas Co. 3.95%, 05/01/2042	24,344
32,000	San Diego Gas & Electric Co. 4.50%, 08/15/2040	33,853
40,000	South Carolina Electric & Gas Co. 6.05%, 01/15/2038	48,082
100,000	Southern California Edison Co. 4.50%, 09/01/2040	104,986
65,000	Xcel Energy, Inc. 4.70%, 05/15/2020	70,629
		2,307,169
	Electrical Components & Equipment - 0.0%
70,000	Emerson Electric Co. 4.88%, 10/15/2019	77,722
	Electronics - 0.1%
80,000	Honeywell International, Inc. 4.25%, 03/01/2021	89,032
18,000	Koninklijke Philips N.V. 6.88%, 03/11/2038	21,213
100,000	Thermo Fisher Scientific, Inc. 4.15%, 02/01/2024	103,577
		213,822
	Environmental Control - 0.1%
95,000	Republic Services, Inc. 5.00%, 03/01/2020	104,777
105,000	Waste Management, Inc. 4.75%, 06/30/2020	116,645
		221,422
	Food - 0.2%
	ConAgra Foods, Inc.
14,000	4.65%, 01/25/2043	12,746
34,000	7.00%, 04/15/2019	39,105
80,000	General Mills, Inc. 5.65%, 02/15/2019	89,003
45,000	Kellogg Co. 4.00%, 12/15/2020	48,050
	Kraft Foods Group, Inc.
75,000	5.00%, 06/04/2042	76,926
73,000	5.38%, 02/10/2020	81,534
	Kroger Co. (The)
70,000	6.80%, 12/15/2018	80,052
40,000	7.50%, 04/01/2031	51,562
80,000	Mondelez International, Inc. 4.00%, 02/01/2024	82,901
50,000	Tyson Foods, Inc. 3.95%, 08/15/2024	50,930

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.8% (continued)
	Food - 0.2% (continued)
$50,000	Unilever Capital Corp. 5.90%, 11/15/2032	$64,960
		677,769
	Forest Products&Paper - 0.0%
40,000	Georgia-Pacific LLC 7.75%, 11/15/2029	53,462
	Gas - 0.0%
8,000	Atmos Energy Corp. 5.50%, 06/15/2041	9,246
65,000	Sempra Energy 6.00%, 10/15/2039	75,806
		85,052
	Healthcare-Products - 0.2%
30,000	Baxter International, Inc. 4.50%, 08/15/2019	32,429
75,000	Becton Dickinson and Co. 4.69%, 12/15/2044	75,062
70,000	Boston Scientific Corp. 6.00%, 01/15/2020	78,505
	Covidien International Finance S.A.
45,000	3.20%, 06/15/2022	45,441
25,000	6.00%, 10/15/2017	27,302
	Medtronic, Inc.
250,000	3.50%, 03/15/2025	255,086
15,000	4.00%, 04/01/2043	13,980
130,000	Zimmer Biomet Holdings, Inc. 3.55%, 04/01/2025	127,299
		655,104
	Healthcare-Services - 0.2%
165,000	Aetna, Inc. 3.95%, 09/01/2020	175,854
90,000	Anthem, Inc. 4.65%, 01/15/2043	88,261
	Cigna Corp.
50,000	4.00%, 02/15/2022	51,795
10,000	5.38%, 02/15/2042	10,843
40,000	Quest Diagnostics, Inc. 4.70%, 04/01/2021	43,428
125,000	UnitedHealth Group, Inc. 6.88%, 02/15/2038	166,450
		536,631
	Household Products - 0.1%
90,000	Colgate-Palmolive Co. 2.30%, 05/03/2022	89,144
	Procter & Gamble Co. (The)
115,000	4.70%, 02/15/2019	126,988
20,000	5.55%, 03/05/2037	24,371
		240,503
	Household Products/Wares - 0.0%
	Kimberly-Clark Corp.
12,000	5.30%, 03/01/2041	14,028

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.8% (continued)
	Household Products/Wares - 0.0% (continued)
	Kimberly-Clark Corp. - (continued)
$90,000	6.13%, 08/01/2017	$98,114
		112,142
	Insurance - 0.5%
115,000	ACE INA Holdings, Inc. 2.70%, 03/13/2023	111,551
45,000	Allstate Corp. (The) 5.55%, 05/09/2035	52,629
90,000	American International Group, Inc. 4.50%, 07/16/2044	88,371
20,000	Aon Corp. 5.00%, 09/30/2020	22,178
225,000	Berkshire Hathaway Finance Corp. 5.40%, 05/15/2018	247,894
75,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	74,736
90,000	Chubb Corp. (The) 5.75%, 05/15/2018	99,835
60,000	Lincoln National Corp. 4.00%, 09/01/2023	62,241
35,000	Marsh & McLennan Cos., Inc. 4.80%, 07/15/2021	38,605
	MetLife, Inc.
90,000	5.70%, 06/15/2035	104,909
120,000	7.72%, 02/15/2019	142,015
70,000	Principal Financial Group, Inc. 3.30%, 09/15/2022	70,116
	Prudential Financial, Inc.
205,000	5.38%, 06/21/2020	231,020
45,000	5.80%, 11/16/2041	51,806
	Travelers Cos., Inc. (The)
140,000	3.90%, 11/01/2020	151,427
30,000	4.60%, 08/01/2043	31,302
		1,580,635
	Iron/Steel - 0.0%
90,000	Vale Overseas Ltd. 6.88%, 11/10/2039	69,576
	IT Services - 0.3%
	Apple, Inc.
360,000	2.40%, 05/03/2023	348,906
45,000	3.45%, 02/09/2045	38,096
110,000	EMC Corp. 2.65%, 06/01/2020	111,055
	Hewlett-Packard Co.
45,000	4.30%, 06/01/2021	47,041
250,000	5.50%, 03/01/2018	271,731
	International Business Machines Corp.
65,000	5.60%, 11/30/2039	73,388
100,000	5.70%, 09/14/2017	108,697
		998,914

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.8% (continued)
	Machinery-Construction & Mining - 0.1%
	Caterpillar, Inc.
$20,000	3.80%, 08/15/2042	$18,334
185,000	3.90%, 05/27/2021	199,266
10,000	Joy Global, Inc. 5.13%, 10/15/2021	9,557
		227,157
	Machinery-Diversified - 0.1%
30,000	Deere & Co. 3.90%, 06/09/2042	28,568
165,000	John Deere Capital Corp. 2.80%, 09/18/2017	169,890
		198,458
	Media - 0.5%
131,000	21st Century Fox America, Inc. 6.40%, 12/15/2035	152,072
90,000	CBS Corp. 3.70%, 08/15/2024	88,338
	Comcast Corp.
90,000	4.65%, 07/15/2042	92,538
305,000	5.15%, 03/01/2020	344,329
55,000	7.05%, 03/15/2033	72,513
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
55,000	5.00%, 03/01/2021	59,947
50,000	5.15%, 03/15/2042	46,984
	Discovery Communications LLC
30,000	4.88%, 04/01/2043	25,877
20,000	5.05%, 06/01/2020	21,756
125,000	NBCUniversal Media LLC 4.38%, 04/01/2021	136,947
	Time Warner Cable, Inc.
245,000	4.00%, 09/01/2021	249,900
65,000	6.75%, 07/01/2018	72,329
	Time Warner, Inc.
60,000	4.88%, 03/15/2020	66,514
160,000	6.50%, 11/15/2036	185,911
73,000	Viacom, Inc. 4.38%, 03/15/2043	53,849
35,000	Walt Disney Co. (The) 4.13%, 12/01/2041	35,249
		1,705,053
	Mining - 0.2%
	Barrick Gold Corp.
25,000	5.25%, 04/01/2042	19,574
110,000	6.95%, 04/01/2019	123,178
	BHP Billiton Finance USA Ltd.
80,000	3.85%, 09/30/2023	80,226
15,000	4.13%, 02/24/2042	13,427
170,000	Freeport-McMoRan, Inc. 3.88%, 03/15/2023	126,437
38,000	Newmont Mining Corp. 6.25%, 10/01/2039	34,376

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.8% (continued)
	Mining - 0.2% (continued)
	Rio Tinto Finance USA Ltd.
$145,000	3.75%, 09/20/2021	$148,591
25,000	5.20%, 11/02/2040	24,209
55,000	Southern Copper Corp. 6.75%, 04/16/2040	48,820
	Teck Resources Ltd.
40,000	4.50%, 01/15/2021	26,960
30,000	5.40%, 02/01/2043	16,500
		662,298
	Miscellaneous Manufacturer - 0.1%
	3M Co.
—	1.38%, 09/29/2016	—
25,000	5.70%, 03/15/2037	30,862
115,000	Eaton Corp. 2.75%, 11/02/2022	111,921
	General Electric Co.
37,000	4.13%, 10/09/2042	36,502
120,000	5.25%, 12/06/2017	130,010
15,000	Illinois Tool Works, Inc. 3.90%, 09/01/2042	14,417
		323,712
	Multi-National - 0.5%
	Asian Development Bank
100,000	1.75%, 09/11/2018	101,975
90,000	2.00%, 01/22/2025	88,409
600,000	European Investment Bank 2.88%, 09/15/2020	637,225
410,000	Inter-American Development Bank 3.88%, 02/14/2020	453,392
277,000	International Bank for Reconstruction & Development 7.63%, 01/19/2023	382,697
		1,663,698
	Office/Business Equipment - 0.0%
20,000	Xerox Corp. 6.35%, 05/15/2018	22,078
	Oil&Gas - 0.8%
30,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	31,739
50,000	Apache Corp. 5.10%, 09/01/2040	47,745
190,000	BP Capital Markets plc 3.25%, 05/06/2022	191,222
	Canadian Natural Resources Ltd.
60,000	5.70%, 05/15/2017	63,319
40,000	6.50%, 02/15/2037	41,013
	Cenovus Energy, Inc.
15,000	4.45%, 09/15/2042	11,885
25,000	5.70%, 10/15/2019	27,268
	Chevron Corp.
35,000	2.36%, 12/05/2022	33,847
150,000	2.43%, 06/24/2020	151,971

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.8% (continued)
	Oil&Gas - 0.8% (continued)
$108,000	ConocoPhillips 6.50%, 02/01/2039	$130,646
50,000	Continental Resources, Inc. 5.00%, 09/15/2022	43,750
65,000	Devon Financing Corp. LLC 7.88%, 09/30/2031	79,531
50,000	Encana Corp. 6.50%, 02/01/2038	44,115
50,000	Ensco plc 4.70%, 03/15/2021	42,105
53,000	Hess Corp. 5.60%, 02/15/2041	49,391
60,000	Kerr-McGee Corp. 6.95%, 07/01/2024	70,238
15,000	Marathon Oil Corp. 6.60%, 10/01/2037	15,031
	Marathon Petroleum Corp.
35,000	5.00%, 09/15/2054	30,585
15,000	5.13%, 03/01/2021	16,345
50,000	Nexen Energy ULC 7.50%, 07/30/2039	66,667
60,000	Noble Energy, Inc. 6.00%, 03/01/2041	56,879
45,000	Noble Holding International Ltd. 3.95%, 03/15/2022	33,854
40,000	Occidental Petroleum Corp. 4.10%, 02/01/2021	43,072
	Petroleos Mexicanos
185,000	5.75%, 03/01/2018	195,813
195,000	6.50%, 06/02/2041	179,361
	Phillips 66
35,000	4.30%, 04/01/2022	36,674
45,000	4.88%, 11/15/2044	43,062
	Shell International Finance BV
85,000	3.63%, 08/21/2042	75,014
170,000	4.30%, 09/22/2019	185,111
	Statoil ASA
35,000	5.10%, 08/17/2040	38,555
255,000	5.25%, 04/15/2019	283,321
60,000	Suncor Energy, Inc. 6.50%, 06/15/2038	71,886
25,000	Talisman Energy, Inc. 7.75%, 06/01/2019	28,085
145,000	Total Capital International S.A. 1.50%, 02/17/2017	146,267
95,000	Total Capital S.A. 4.25%, 12/15/2021	104,330
140,000	Valero Energy Corp. 6.13%, 02/01/2020	158,744
		2,868,441
	Oil&Gas Services - 0.0%
46,000	Baker Hughes, Inc. 5.13%, 09/15/2040	47,202

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.8% (continued)
	Oil&Gas Services - 0.0% (continued)
	National Oilwell Varco, Inc.
$50,000	2.60%, 12/01/2022	$46,242
15,000	3.95%, 12/01/2042	12,451
	Weatherford International Ltd.
30,000	6.75%, 09/15/2040	22,898
		128,793
	Pharmaceuticals - 0.5%
215,000	AbbVie, Inc. 2.90%, 11/06/2022	209,478
	Actavis Funding SCS
60,000	3.85%, 06/15/2024	58,773
100,000	4.75%, 03/15/2045	90,795
	AstraZeneca plc
60,000	5.90%, 09/15/2017	65,373
35,000	6.45%, 09/15/2037	45,240
25,000	Bristol-Myers Squibb Co. 3.25%, 08/01/2042	21,511
125,000	Express Scripts Holding Co. 4.75%, 11/15/2021	134,961
	GlaxoSmithKline Capital, Inc.
40,000	2.80%, 03/18/2023	39,525
47,000	6.38%, 05/15/2038	59,677
75,000	Johnson & Johnson 5.95%, 08/15/2037	96,991
	McKesson Corp.
70,000	3.80%, 03/15/2024	71,783
50,000	4.75%, 03/01/2021	55,520
100,000	Merck & Co., Inc. 3.60%, 09/15/2042	92,477
145,000	Novartis Capital Corp. 2.40%, 09/21/2022	143,140
240,000	Pfizer, Inc. 6.20%, 03/15/2019	274,095
20,000	Sanofi 4.00%, 03/29/2021	21,576
28,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	28,340
55,000	Wyeth LLC 5.95%, 04/01/2037	66,084
		1,575,339
	Pipelines - 0.3%
	Energy Transfer Partners L.P.
90,000	6.50%, 02/01/2042	82,588
64,000	9.00%, 04/15/2019	75,167
	Enterprise Products Operating LLC
100,000	4.45%, 02/15/2043	85,203
20,000	4.85%, 03/15/2044	17,829
140,000	5.20%, 09/01/2020	153,950
	Kinder Morgan Energy Partners L.P.
35,000	4.70%, 11/01/2042	26,367
177,000	6.38%, 03/01/2041	163,069
65,000	ONEOK Partners L.P. 6.65%, 10/01/2036	64,834

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.8% (continued)
	Pipelines - 0.3% (continued)
$65,000	Plains All American Pipeline L.P. / PAA Finance Corp. 6.65%, 01/15/2037	$68,982
60,000	Southern Natural Gas Co. LLC 5.90%, 04/01/2017(5)	63,192
	TransCanada PipeLines Ltd.
125,000	3.75%, 10/16/2023	124,725
55,000	3.80%, 10/01/2020	58,253
20,000	Transcontinental Gas Pipe Line Co. LLC 4.45%, 08/01/2042	15,276
	Williams Partners L.P.
125,000	4.13%, 11/15/2020	127,227
40,000	6.30%, 04/15/2040	35,967
		1,162,629
	Real Estate Investment Trusts - 0.2%
100,000	Boston Properties L.P. 5.88%, 10/15/2019	113,370
70,000	ERP Operating L.P. 5.75%, 06/15/2017	74,938
160,000	HCP, Inc. 6.70%, 01/30/2018	176,690
55,000	Health Care REIT, Inc. 5.25%, 01/15/2022	60,274
220,000	Simon Property Group L.P. 5.65%, 02/01/2020	249,652
40,000	Welltower, Inc. 3.75%, 03/15/2023	39,880
40,000	Weyerhaeuser Co. 7.38%, 03/15/2032	50,277
		765,081
	Retail - 0.4%
140,000	CVS Health Corp. 4.00%, 12/05/2023	148,325
	Home Depot, Inc. (The)
160,000	2.70%, 04/01/2023	158,927
60,000	5.88%, 12/16/2036	73,744
70,000	Lowe’s Cos., Inc. 6.65%, 09/15/2037	90,663
120,000	Macy’s Retail Holdings, Inc. 3.88%, 01/15/2022	122,191
	McDonald’s Corp.
49,000	3.70%, 02/15/2042	42,433
80,000	5.35%, 03/01/2018	87,167
270,000	Target Corp. 2.30%, 06/26/2019	275,782
	Wal-Mart Stores, Inc.
50,000	3.25%, 10/25/2020	53,028
50,000	4.25%, 04/15/2021	55,380
171,000	5.63%, 04/15/2041	206,654
30,000	Walgreen Co. 3.10%, 09/15/2022	29,545
40,000	Walgreens Boots Alliance, Inc. 4.80%, 11/18/2044	38,345

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.8% (continued)
	Retail - 0.4% (continued)
$7,000	Yum! Brands, Inc. 6.88%, 11/15/2037	$8,170
		1,390,354
	Semiconductors - 0.1%
	Intel Corp.
90,000	2.70%, 12/15/2022	88,431
100,000	3.30%, 10/01/2021	105,039
80,000	Texas Instruments, Inc. 1.65%, 08/03/2019	79,670
		273,140
	Software - 0.1%
	Microsoft Corp.
70,000	4.00%, 02/12/2055	63,415
85,000	5.20%, 06/01/2039	97,323
	Oracle Corp.
55,000	4.13%, 05/15/2045	51,897
110,000	5.38%, 07/15/2040	122,473
120,000	5.75%, 04/15/2018	132,512
		467,620
	Telecommunications - 0.7%
50,000	America Movil S.A.B. de C.V. 6.13%, 11/15/2037	55,489
25,000	AT&T Mobility LLC 7.13%, 12/15/2031	30,859
	AT&T, Inc.
310,000	2.63%, 12/01/2022	294,676
45,000	4.75%, 05/15/2046	41,233
73,000	5.35%, 09/01/2040	72,112
120,000	5.80%, 02/15/2019	133,434
43,000	British Telecommunications plc 9.63%, 12/15/2030	64,120
320,000	Cisco Systems, Inc. 4.45%, 01/15/2020	352,519
37,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	52,898
	Orange S.A.
80,000	5.38%, 07/08/2019	89,213
25,000	5.38%, 01/13/2042	26,703
60,000	Qwest Corp. 6.88%, 09/15/2033	57,928
	Rogers Communications, Inc.
30,000	4.50%, 03/15/2043	28,276
50,000	6.80%, 08/15/2018	56,574
100,000	Telefonica Emisiones SAU 5.46%, 02/16/2021	111,736
	Verizon Communications, Inc.
140,000	2.63%, 02/21/2020	140,415
131,000	4.67%, 03/15/2055	112,804
161,000	5.01%, 08/21/2054	146,533
240,000	5.15%, 09/15/2023	265,126
70,000	6.35%, 04/01/2019	79,757
14,000	6.55%, 09/15/2043	16,540

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.8% (continued)
	Telecommunications - 0.7% (continued)
$195,000	Vodafone Group plc 5.45%, 06/10/2019	$216,012
20,000	6.15%, 02/27/2037	21,574
		2,466,531
	Transportation - 0.3%
	Burlington Northern Santa Fe LLC
47,000	4.38%, 09/01/2042	45,016
45,000	4.45%, 03/15/2043	43,615
170,000	4.70%, 10/01/2019	186,791
40,000	Canadian National Railway Co. 2.85%, 12/15/2021	40,707
	Canadian Pacific Railway Co.
60,000	4.45%, 03/15/2023	64,590
8,000	7.13%, 10/15/2031	10,082
	CSX Corp.
85,000	3.70%, 10/30/2020	90,098
105,000	4.25%, 06/01/2021	113,040
70,000	FedEx Corp. 4.10%, 02/01/2045	63,407
50,000	Norfolk Southern Corp. 4.84%, 10/01/2041	50,331
	Union Pacific Corp.
60,000	4.00%, 02/01/2021	64,638
34,000	4.82%, 02/01/2044	37,083
110,000	United Parcel Service, Inc. 3.13%, 01/15/2021	114,685
		924,083
	Total Corporate Bonds (cost $37,407,219)	37,127,408
Foreign Government Obligations - 1.1%
	Brazil - 0.0%
167,000	Brazilian Government International Bond 7.13%, 01/20/2037	156,145
	Canada - 0.3%
135,000	Canada Government International Bond 0.88%, 02/14/2017	135,497
	Hydro-Quebec
150,000	1.38%, 06/19/2017	151,276
70,000	8.40%, 01/15/2022	92,635
105,000	Province of British Columbia 2.65%, 09/22/2021	109,625
85,000	Province of Manitoba 2.10%, 09/06/2022	84,045
35,000	Province of Nova Scotia 5.13%, 01/26/2017	36,956
165,000	Province of Ontario 4.40%, 04/14/2020	183,935
	Province of Quebec
60,000	5.13%, 11/14/2016	62,953
50,000	7.50%, 09/15/2029	74,053
		930,975

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Foreign Government Obligations - 1.1% (continued)
	Colombia - 0.1%
$161,000	Colombia Government International Bond 8.13%, 05/21/2024	$197,064
	Germany - 0.3%
	KFW
165,000	1.25%, 02/15/2017	166,408
265,000	2.63%, 01/25/2022	277,729
561,000	4.00%, 01/27/2020	620,660
		1,064,797
	Italy - 0.0%
45,000	Italy Government International Bond 5.38%, 06/15/2033	51,777
	Mexico - 0.1%
	Mexico Government International Bond
200,000	3.60%, 01/30/2025	195,750
34,000	5.13%, 01/15/2020	37,400
132,000	6.05%, 01/11/2040	144,540
		377,690
	Panama - 0.0%
50,000	Panama Government International Bond 6.70%, 01/26/2036	59,500
	Peru - 0.0%
75,000	Peruvian Government International Bond 5.63%, 11/18/2050	77,438
	Philippines - 0.1%
	Philippine Government International Bond
120,000	4.00%, 01/15/2021	128,996
100,000	6.38%, 10/23/2034	130,722
		259,718
	Poland - 0.0%
140,000	Poland Government International Bond 5.00%, 03/23/2022	156,450
	South Africa - 0.1%
200,000	South Africa Government International Bond 6.88%, 05/27/2019	222,984
	Turkey - 0.1%
	Turkey Government International Bond
110,000	6.75%, 05/30/2040	117,150
150,000	7.38%, 02/05/2025	171,563
		288,713
	Total Foreign Government Obligations (cost $3,926,944)	3,843,251
Municipal Bonds - 0.3%
	Airport Revenues - 0.0%
5,000	Cnty. of Clark Department of Aviation 6.82%, 07/01/2045	6,847
	General Obligations - 0.2%
	California State GO,
55,000	7.55%, 04/01/2039	79,222
105,000	7.60%, 11/01/2040	153,666
45,000	Connecticut State, GO 5.85%, 03/15/2032	53,455

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
Municipal Bonds - 0.3% (continued)
	General Obligations - 0.2% (continued)
$195,000	llinois State, GO 5.10%, 06/01/2033	$182,676
15,000	Massachusetts State, GO 5.46%, 12/01/2039	18,036
25,000	Mississippi State, GO 5.25%, 11/01/2034	28,747
15,000	New York, NY, GO 5.85%, 06/01/2040	18,647
30,000	Texas State, GO 5.52%, 04/01/2039	37,948
		572,397
	Higher Education (Universities, Dorms, etc.) - 0.0%
50,000	University of California Build America Bonds Rev., 5.77%, 05/15/2043	61,102
25,000	University of Texas System 4.79%, 08/15/2046	28,697
		89,799
	Miscellaneous - 0.0%
15,000	New Jersey State Economic Development Authority Lease Rev. 7.43%, 02/15/2029	16,958
	Tax Allocation - 0.0%
20,000	New York State Dormitory Authority 5.60%, 03/15/2040	24,497
	Transportation - 0.1%
30,000	Bay Area Toll Authority 6.26%, 04/01/2049	39,960
	Metropolitan Transportation Authority
20,000	5.87%, 11/15/2039	23,988
25,000	6.55%, 11/15/2031	31,498
15,000	6.65%, 11/15/2039	19,220
	New Jersey State Turnpike Authority
45,000	7.10%, 01/01/2041	60,574
15,000	7.41%, 01/01/2040	20,860
50,000	Port Authority of New York & New Jersey 4.93%, 10/01/2051	53,791
		249,891
	Utilities - Electric - 0.0%
45,000	American Municipal Power Inc. 6.05%, 02/15/2043	56,466
40,000	Municipal Electric Authority of Georgia 6.64%, 04/01/2057	46,886
		103,352
	Utilities - Water and Sewer - 0.0%
45,000	New York City Water & Sewer System 5.88%, 06/15/2044	57,510
	Total Municipal Bonds (cost $1,092,621)	1,121,251
U.S. Government Agencies - 13.1%
	FHLMC - 4.1%
96,121	2.50%, 07/01/2027	98,956
65,657	2.50%, 09/01/2027	67,592

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 13.1% (continued)
	FHLMC - 4.1% (continued)
$103,034	2.50%, 10/01/2027	$106,071
238,558	2.50%, 04/01/2028	245,602
284,833	2.50%, 06/01/2028	293,230
81,459	2.50%, 01/01/2029	83,412
128,768	2.50%, 12/01/2042	125,972
15,000	2.67%, 12/25/2024	14,984
15,000	2.79%, 01/25/2022	15,560
15,000	2.81%, 01/25/2025	15,142
30,747	3.00%, 12/01/2025	32,020
213,965	3.00%, 11/01/2026	223,007
23,523	3.00%, 03/01/2027	24,517
76,664	3.00%, 04/01/2027	79,906
109,113	3.00%, 09/01/2027	113,734
466,407	3.00%, 10/01/2028	486,998
79,614	3.00%, 10/01/2042	80,749
189,616	3.00%, 10/01/2042	192,322
122,477	3.00%, 11/01/2042	124,224
124,618	3.00%, 12/01/2042	126,349
57,393	3.00%, 01/01/2043	58,212
169,778	3.00%, 01/01/2043	172,517
63,737	3.00%, 02/01/2043	64,651
271,923	3.00%, 02/01/2043	275,809
151,495	3.00%, 02/01/2043	153,801
210,528	3.00%, 03/01/2043	213,454
190,832	3.00%, 04/01/2043	193,560
32,507	3.00%, 05/01/2043	33,002
88,243	3.00%, 05/01/2043	89,507
91,911	3.00%, 05/01/2043	93,307
15,000	3.02%, 01/25/2025	15,397
15,000	3.06%, 12/25/2024	15,453
15,000	3.33%, 05/25/2025	15,892
73,974	3.50%, 04/01/2026	78,322
82,046	3.50%, 08/01/2026	86,731
292,277	3.50%, 10/01/2026	309,094
129,759	3.50%, 10/01/2026	137,241
374,190	3.50%, 07/01/2029	395,025
31,380	3.50%, 10/01/2040	32,719
41,636	3.50%, 10/01/2041	43,508
141,430	3.50%, 11/01/2041	147,790
93,975	3.50%, 02/01/2042	98,199
33,335	3.50%, 03/01/2042	34,834
82,352	3.50%, 04/01/2042	86,058
95,549	3.50%, 04/01/2042	99,834
155,950	3.50%, 09/01/2042	162,967
79,980	3.50%, 09/01/2042	83,577
227,188	3.50%, 11/01/2042	237,410
94,562	3.50%, 01/01/2043	98,606
266,743	3.50%, 12/01/2043	277,843
643,062	3.50%, 09/01/2044	669,821
680,000	3.75%, 03/27/2019	740,196
39,632	4.00%, 06/01/2024	41,721
83,763	4.00%, 07/01/2026	89,677
74,981	4.00%, 10/01/2040	80,069
131,403	4.00%, 10/01/2040	140,311

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 13.1% (continued)
	FHLMC - 4.1% (continued)
$78,544	4.00%, 10/01/2040	$83,888
15,757	4.00%, 12/01/2040	16,829
86,300	4.00%, 12/01/2040	92,152
20,805	4.00%, 02/01/2041	22,221
134,481	4.00%, 02/01/2041	143,627
18,544	4.00%, 04/01/2041	19,808
127,502	4.00%, 01/01/2042	136,085
203,827	4.00%, 02/01/2042	217,499
373,622	4.00%, 11/01/2043	399,819
400,156	4.00%, 05/01/2044	426,919
243,198	4.00%, 07/01/2044	259,146
8,602	4.50%, 05/01/2018	8,911
23,912	4.50%, 11/01/2024	24,786
61,911	4.50%, 09/01/2031	67,689
176,428	4.50%, 10/01/2039	190,907
154,619	4.50%, 12/01/2039	167,648
31,583	4.50%, 05/01/2040	34,253
73,629	4.50%, 10/01/2040	79,672
27,419	4.50%, 04/01/2041	29,758
62,022	4.50%, 05/01/2041	67,558
182,005	4.50%, 05/01/2041	198,312
143,073	4.50%, 06/01/2041	155,357
150,351	4.50%, 08/01/2041	162,750
178,018	4.50%, 09/01/2041	193,867
56,769	5.00%, 05/01/2023	61,373
91,223	5.00%, 03/01/2027	99,859
70,662	5.00%, 11/01/2033	78,205
44,350	5.00%, 02/01/2038	48,508
8,997	5.00%, 04/01/2039	9,844
585,446	5.00%, 08/01/2041	649,954
196,620	5.00%, 08/01/2041	216,636
360,000	5.13%, 10/18/2016	377,534
279,063	5.50%, 05/01/2036	309,429
22,148	5.50%, 05/01/2038	24,528
61,657	5.50%, 05/01/2038	68,238
69,755	5.50%, 08/01/2038	77,251
35,333	6.00%, 06/01/2036	40,178
25,253	6.00%, 04/01/2037	28,638
23,447	6.00%, 10/01/2037	26,368
100,000	6.25%, 07/15/2032	141,277
	FNMA - 5.5%
690,000	0.88%, 08/28/2017	690,956
830,000	1.25%, 01/30/2017	837,926
229,137	2.50%, 03/01/2027	235,756
104,680	2.50%, 07/01/2027	107,705
226,976	2.50%, 12/01/2027	233,545
125,457	2.50%, 02/01/2028	129,089
341,227	2.50%, 04/01/2028	351,123
324,738	2.50%, 07/01/2028	334,133
145,744	2.50%, 01/01/2043	142,943
15,000	2.53%, 09/25/2024	14,955
15,000	2.59%, 12/25/2024	15,088
10,000	2.72%, 10/25/2024	10,091
10,000	2.90%, 01/25/2025(4)	10,151

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 13.1% (continued)
	FNMA - 5.5% (continued)
$60,057	3.00%, 12/01/2025	$62,595
63,097	3.00%, 12/01/2026	65,940
94,351	3.00%, 03/01/2027	98,698
128,991	3.00%, 04/01/2027	134,936
326,199	3.00%, 07/01/2027	341,229
80,041	3.00%, 08/01/2027	83,646
232,039	3.00%, 02/01/2030	241,944
46,019	3.00%, 04/01/2042	46,847
47,360	3.00%, 09/01/2042	48,067
93,455	3.00%, 11/01/2042	95,063
148,510	3.00%, 11/01/2042	151,063
198,988	3.00%, 12/01/2042	202,389
230,113	3.00%, 01/01/2043	233,944
321,108	3.00%, 02/01/2043	326,472
131,844	3.00%, 02/01/2043	134,127
184,789	3.00%, 04/01/2043	187,948
400,514	3.00%, 04/01/2043	407,742
111,970	3.00%, 04/01/2043	113,839
78,711	3.00%, 07/01/2043	80,001
135,038	3.00%, 10/01/2043	137,251
210,378	3.00%, 11/01/2043	213,422
13,713	3.50%, 09/01/2025	14,508
122,959	3.50%, 10/01/2028	130,814
234,871	3.50%, 07/01/2029	248,339
324,196	3.50%, 01/01/2041	339,144
66,155	3.50%, 02/01/2041	69,176
75,081	3.50%, 04/01/2041	78,516
75,274	3.50%, 11/01/2041	79,138
108,567	3.50%, 01/01/2042	113,504
46,699	3.50%, 03/01/2042	48,837
105,195	3.50%, 05/01/2042	110,000
125,820	3.50%, 06/01/2042	131,947
315,246	3.50%, 07/01/2042	329,885
118,527	3.50%, 07/01/2042	123,955
121,937	3.50%, 08/01/2042	127,499
102,327	3.50%, 08/01/2042	107,006
82,880	3.50%, 08/01/2042	86,676
131,014	3.50%, 09/01/2042	137,014
426,061	3.50%, 09/01/2042	445,801
92,664	3.50%, 09/01/2042	96,754
95,202	3.50%, 01/01/2043	99,404
243,473	3.50%, 05/01/2043	254,591
128,190	3.50%, 08/01/2043	134,180
181,097	3.50%, 08/01/2043	190,077
122,477	3.50%, 08/01/2043	128,666
128,781	3.50%, 08/01/2044	134,465
42,964	3.50%, 10/01/2044	44,860
116,980	3.50%, 01/01/2045	122,143
154,565	3.50%, 02/01/2045	161,387
90,762	3.50%, 03/01/2045	94,771
265,313	4.00%, 05/01/2020	277,635
43,563	4.00%, 04/01/2025	45,996
64,701	4.00%, 09/01/2025	68,876
103,269	4.00%, 08/01/2026	109,952

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 13.1% (continued)
	FNMA - 5.5% (continued)
$173,966	4.00%, 08/01/2040	$185,905
29,298	4.00%, 08/01/2040	31,308
252,871	4.00%, 09/01/2040	270,946
11,891	4.00%, 10/01/2040	12,712
521,154	4.00%, 12/01/2040	557,076
187,113	4.00%, 02/01/2041	200,012
37,722	4.00%, 04/01/2041	40,264
29,429	4.00%, 07/01/2041	31,461
62,118	4.00%, 09/01/2041	66,369
485,593	4.00%, 12/01/2041	520,272
147,196	4.00%, 01/01/2042	157,460
615,220	4.00%, 11/01/2043	660,305
369,598	4.00%, 01/01/2044	396,373
41,431	4.00%, 01/01/2044	44,276
42,616	4.00%, 05/01/2044	45,549
217,120	4.00%, 12/01/2044	231,807
30,732	4.50%, 05/01/2025	32,323
86,075	4.50%, 04/01/2026	92,151
16,078	4.50%, 04/01/2029	17,419
122,908	4.50%, 06/01/2030	134,050
24,408	4.50%, 08/01/2038	26,509
71,278	4.50%, 01/01/2039	77,228
55,887	4.50%, 02/01/2039	60,719
158,040	4.50%, 04/01/2039	171,535
57,489	4.50%, 11/01/2039	62,296
87,859	4.50%, 02/01/2040	95,479
185,800	4.50%, 09/01/2040	201,899
190,845	4.50%, 10/01/2040	207,524
83,385	4.50%, 04/01/2041	90,411
32,002	4.50%, 04/01/2041	34,802
143,451	4.50%, 04/01/2041	156,005
144,972	4.50%, 07/01/2041	157,670
285,853	4.50%, 01/01/2044	310,287
84,170	5.00%, 02/01/2022	88,075
51,913	5.00%, 05/01/2028	57,121
317,220	5.00%, 05/01/2035	350,065
266,148	5.00%, 08/01/2035	293,188
130,043	5.00%, 03/01/2037	143,100
2,088	5.00%, 05/01/2037	2,297
44,671	5.00%, 02/01/2039	49,152
105,669	5.00%, 04/01/2039	116,270
44,061	5.00%, 01/01/2040	48,590
465,888	5.00%, 01/01/2041	514,690
360,617	5.50%, 10/01/2035	405,365
41,348	5.50%, 05/01/2037	46,164
12,571	5.50%, 01/01/2038	14,054
26,093	5.50%, 02/01/2038	29,189
159,608	5.50%, 02/01/2038	179,413
69,454	5.50%, 06/01/2038	77,467
32,077	5.50%, 07/01/2038	35,778
32,357	5.50%, 08/01/2038	36,090
63,151	5.50%, 09/01/2038	70,847
30,049	5.50%, 05/01/2040	33,539
130,000	5.63%, 07/15/2037	177,007

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 13.1% (continued)
	FNMA - 5.5% (continued)
$53,414	6.00%, 04/01/2036	$60,407
66,078	6.00%, 07/01/2037	74,546
104,560	6.00%, 07/01/2037	118,234
49,278	6.50%, 06/01/2039	56,347
53,000	6.63%, 11/15/2030	76,522
	GNMA - 3.5%
34,724	2.50%, 10/15/2027	35,799
90,129	2.50%, 01/15/2043	89,119
68,059	3.00%, 04/15/2027	71,574
136,436	3.00%, 03/20/2028	142,852
55,951	3.00%, 06/20/2042	57,407
243,347	3.00%, 08/20/2042	249,681
245,430	3.00%, 09/20/2042	251,818
147,081	3.00%, 11/15/2042	150,829
186,968	3.00%, 12/20/2042	191,835
93,025	3.00%, 03/20/2043	95,446
195,270	3.00%, 04/20/2043	199,966
138,914	3.00%, 05/15/2043	142,443
307,144	3.00%, 06/20/2043	315,139
280,144	3.00%, 07/20/2043	287,436
239,623	3.00%, 12/20/2043	245,861
16,475	3.50%, 09/15/2025	17,465
39,521	3.50%, 09/20/2040	41,474
57,186	3.50%, 12/15/2040	59,906
21,394	3.50%, 02/15/2041	22,484
19,775	3.50%, 12/20/2041	20,784
105,672	3.50%, 01/20/2042	111,066
45,404	3.50%, 02/20/2042	47,722
35,161	3.50%, 03/15/2042	36,945
198,007	3.50%, 04/20/2042	208,116
244,417	3.50%, 05/20/2042	256,895
22,358	3.50%, 06/15/2042	23,419
90,952	3.50%, 06/15/2042	95,546
136,364	3.50%, 06/20/2042	143,325
160,629	3.50%, 08/20/2042	168,829
210,693	3.50%, 04/20/2043	221,401
252,514	3.50%, 07/20/2043	265,309
139,016	3.50%, 08/15/2043	146,507
418,367	3.50%, 09/20/2043	439,438
1,338,232	3.50%, 04/20/2045	1,404,379
23,078	4.00%, 08/15/2026	24,388
314,874	4.00%, 08/15/2039	335,863
47,742	4.00%, 07/20/2040	51,141
29,385	4.00%, 08/15/2040	31,344
29,369	4.00%, 10/20/2040	31,561
153,512	4.00%, 12/15/2040	165,594
58,757	4.00%, 06/15/2041	62,818
36,630	4.00%, 09/15/2041	39,612
21,067	4.00%, 12/20/2041	22,604
42,257	4.00%, 01/20/2042	45,333
26,372	4.00%, 03/20/2042	28,282
100,240	4.00%, 05/20/2042	107,457
62,877	4.00%, 06/15/2042	67,063
414,420	4.00%, 06/20/2044	442,493

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 13.1% (continued)
	GNMA - 3.5% (continued)
$351,473	4.00%, 09/20/2044	$374,771
404,398	4.00%, 11/20/2044	430,875
103,672	4.50%, 05/15/2039	113,919
272,994	4.50%, 09/15/2039	301,451
34,620	4.50%, 04/15/2040	37,623
11,075	4.50%, 05/20/2040	12,041
20,391	4.50%, 06/15/2040	22,194
83,045	4.50%, 06/20/2040	90,288
229,054	4.50%, 09/20/2040	249,030
167,043	4.50%, 10/15/2040	181,593
47,015	4.50%, 10/20/2040	51,115
105,229	4.50%, 03/20/2041	114,407
25,194	4.50%, 04/15/2041	27,332
68,649	4.50%, 06/20/2041	74,636
184,341	4.50%, 07/20/2041	200,419
203,548	4.50%, 12/20/2042	219,398
137,604	4.50%, 10/20/2043	148,103
141,454	5.00%, 11/20/2035	156,500
72,958	5.00%, 09/15/2039	81,020
113,295	5.00%, 02/15/2040	124,563
170,550	5.00%, 09/20/2040	189,636
107,318	5.00%, 02/20/2041	119,328
92,836	5.00%, 03/20/2041	103,226
94,154	5.00%, 08/20/2041	104,691
24,428	5.00%, 12/20/2041	27,034
25,907	5.50%, 05/20/2038	29,127
67,420	5.50%, 07/15/2038	75,624
18,788	5.50%, 07/15/2039	21,194
50,050	5.50%, 08/20/2041	56,440
81,122	6.00%, 02/15/2036	91,144
31,631	6.00%, 08/20/2041	36,553

	Total U.S. Government Agencies (cost $44,395,988)	44,892,845

U.S. Government Securities - 14.5%
	Other Direct Federal Obligations - 0.5%
	FFCB - 0.0%
40,000	4.88%, 01/17/2017	42,250
	FHLB - 0.4%
540,000	4.75%, 12/16/2016	567,295
620,000	5.00%, 11/17/2017	674,923
60,000	5.50%, 07/15/2036	79,338
	Tennessee Valley Authority - 0.1%
213,000	6.75%, 11/01/2025	288,188
		1,651,994
	U.S. Treasury Securities - 14.0%
	U.S. Treasury Bonds - 2.0%
785,000	2.50%, 02/15/2045	722,670
595,000	2.88%, 08/15/2045	594,706
1,046,000	3.13%, 11/15/2041	1,102,985
3,100,000	3.13%, 02/15/2043	3,246,444
305,000	3.75%, 08/15/2041	357,994
850,000	5.38%, 02/15/2031	1,179,663

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Securities - 14.5% (continued)
	U.S. Treasury Securities - 14.0% (continued)
	U.S. Treasury Notes - 12.0%
$1,400,000	0.50%, 03/31/2017	$1,399,764
4,100,000	0.50%, 07/31/2017	4,092,419
3,670,000	0.63%, 05/31/2017	3,672,723
2,700,000	0.63%, 09/30/2017	2,698,734
3,770,000	0.63%, 11/30/2017	3,763,127
3,130,000	0.63%, 04/30/2018	3,113,943
1,200,000	1.25%, 11/30/2018	1,209,625
1,000,000	1.38%, 03/31/2020	1,003,021
3,000,000	1.38%, 09/30/2020	2,999,298
1,670,000	1.63%, 06/30/2019	1,699,507
1,138,000	1.75%, 05/15/2022	1,139,718
2,378,000	1.88%, 09/30/2017	2,435,531
1,300,000	2.00%, 02/15/2025	1,294,922
2,575,000	2.13%, 05/15/2025	2,590,491
2,160,000	2.75%, 11/15/2023	2,299,668
3,125,000	2.75%, 02/15/2024	3,321,288
2,115,000	3.13%, 05/15/2021	2,293,398
		48,231,639

	Total U.S. Government Securities (cost $49,294,506)	49,883,633

	Total Long-Term investments - Excluding Purchased Options (cost $205,376,237)	218,552,363

Short-Term Investments - 30.9%
	Other Direct Federal Obligations - 8.0%
	FHLB - 8.0%
10,000,000	0.09%, 10/16/2015(6)	9,999,870
7,600,000	0.13%, 10/23/2015(6)	7,599,863
10,000,000	0.18%, 12/04/2015(6)	9,998,040
		27,597,773
	Repurchase Agreements - 0.4%
	RBC Capital Markets LLC TriParty Repurchase Agreement (maturing on 10/01/2015 in the amount of $1,370,002, collateralized by U.S. Treasury Note 2.13%, 2022, value of $1,390,204)
1,370,000	0.05%, 09/30/2015	1,370,000
	U.S. Government Agencies - 22.5%
	FHLMC - 10.2%
25,000,000	0.13%, 11/06/2015(6)	24,998,375
10,000,000	0.18%, 12/03/2015(6)	9,998,070
	FNMA - 9.4%
6,100,000	0.17%, 01/25/2016(6)	6,097,444
15,000,000	0.19%, 12/15/2015(6)	14,996,565
5,200,000	0.19%, 02/16/2016(6)	5,196,589
5,900,000	0.20%, 02/10/2016(6)	5,896,301

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Shares or Principal Amount			Market Value(1)
Short-Term Investments - 30.9% (continued)
	U.S. Government Agencies - (continued)
	U.S. Treasury Bill - 2.9%
10,000,000	0.08%, 11/05/2015(6)(7)		$10,000,160
			77,183,504
	Total Short-Term investments (cost $106,141,778)		106,151,277
	Total Investments Excluding Purchased Options (cost $311,518,014)	94.5%	$324,703,640
	Total Purchased Options (cost $20,461,748)	0.3%	941,876
	Total Investments (cost $331,979,762)(8)	94.8%	$325,645,516
	Other Assets and Liabilities	5.2%	17,730,073
	Total Net Assets	100.0%	$343,375,589

Note:        Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

(1)              See Significant Accounting Policies of accompanying Notes to Schedules of Investments regarding valuation of securities.

(2)              Non-income producing.

(3)              Affiliated company as defined under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940. Hartford Investment Management Company, the Fund’s adviser, is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. A summary of transactions for the nine-month period ended September 30, 2015 is as follows:

Company	Beginning Value At January 1, 2015	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Ending Value At September 30, 2015

Hartford Financial Services Group, Inc. (The)	$—	$91,377	$13,842	$835	$798	$87,989

(4)              Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2015.

(5)              Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2015, the aggregate value of these securities was $63,192, which represents 0.0% of total net assets.

(6)              The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

(7)              This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at September 30, 2015.

(8)              At September 30, 2015, the cost of securities for federal income tax purposes was $332,408,171, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$17,919,726
Unrealized Depreciation	(24,682,381)
Net Unrealized Depreciation	$(6,762,655)

Futures Contracts Outstanding at September 30, 2015

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini)	(1,940)	12/18/2015	$(187,032,949)	$(185,143,900)	$1,889,049

OTC Option Contracts Outstanding at September 30, 2015

Description	Counter- party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Market Value	Premiums Received/Paid by Fund[1]	Unrealized Appreciation Depreciation

Purchased option contracts:
Put option contracts
S&P 500 Index Option	BOA	EQ	1,170	USD	06/06/16	20,282	$196,423	$4,391,459	$(4,195,036)
S&P 500 Index Option	JPM	EQ	1,170	USD	06/06/16	20,282	196,423	4,267,536	(4,071,113)
S&P 500 Index Option	BCLY	EQ	1,170	USD	06/06/16	20,282	196,423	4,370,365	(4,173,942)

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Description	Counter- party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Market Value	Premiums Received/Paid by Fund[1]	Unrealized Appreciation Depreciation
S&P 500 Index Option	CSI	EQ	1,170	USD	06/06/16	8,811	85,331	208,644	(123,313)
S&P 500 Index Option	BCLY	EQ	1,170	USD	06/06/16	5,678	54,989	1,564,686	(1,509,697)
S&P 500 Index Option	JPM	EQ	1,170	USD	06/06/16	5,577	54,011	1,625,417	(1,571,406)
S&P 500 Index Option	BCLY	EQ	1,170	USD	06/06/16	4,271	41,363	1,124,554	(1,083,191)
S&P 500 Index Option	JPM	EQ	1,170	USD	06/06/16	3,377	32,705	810,683	(777,978)
S&P 500 Index Option	CSI	EQ	1,170	USD	06/06/16	3,348	32,424	857,858	(825,434)
S&P 500 Index Option	BCLY	EQ	1,170	USD	06/06/16	2,733	26,468	561,167	(534,699)
S&P 500 Index Option	JPM	EQ	1,170	USD	06/06/16	2,614	25,316	679,379	(654,063)

Total put option contracts						97,255	$941,876	$20,461,748	$(19,519,872)
Total purchased option contracts						97,255	$941,876	$20,461,748	$(19,519,872)
Written option contracts:
Put option contracts
S&P 500 Index Option	JPM	EQ	910	USD	06/06/16	(2,614)	$(7,247)	$(403,725)	$396,478
S&P 500 Index Option	BCLY	EQ	910	USD	06/06/16	(2,733)	(7,576)	(310,605)	303,029
S&P 500 Index Option	CSI	EQ	910	USD	06/06/16	(3,348)	(9,281)	(509,030)	499,749
S&P 500 Index Option	JPM	EQ	910	USD	06/06/16	(3,377)	(9,362)	(464,338)	454,976
S&P 500 Index Option	BCLY	EQ	910	USD	06/06/16	(4,271)	(11,840)	(681,639)	669,799
S&P 500 Index Option	JPM	EQ	910	USD	06/06/16	(5,577)	(15,460)	(974,302)	958,842
S&P 500 Index Option	BCLY	EQ	910	USD	06/06/16	(5,678)	(15,740)	(948,907)	933,167
S&P 500 Index Option	CSI	EQ	910	USD	06/06/16	(8,811)	(24,426)	(71,368)	46,942
S&P 500 Index Option	BCLY	EQ	910	USD	06/06/16	(20,282)	(56,225)	(2,515,374)	2,459,149
S&P 500 Index Option	JPM	EQ	910	USD	06/06/16	(20,282)	(56,225)	(2,456,759)	2,400,534
S&P 500 Index Option	BOA	EQ	910	USD	06/06/16	(20,282)	(56,225)	(2,564,253)	2,508,028

Total put option contracts						(97,255)	$(269,607)	$(11,900,300)	$11,630,691
Total written option contracts						(97,255)	$(269,607)	$(11,900,300)	$11,630,691

1        For purchased options, premiums are paid by the Fund, for written options, premiums are recieved.

The broker deposited securities valued at $799,849 with the custodian to serve as collateral for the options purchased by the Fund. The collateral is maintained in a segregated account at the custodian on behalf of the Fund. Since the broker retains legal title to the securities, the securities are not considered assets of the Fund and are not included in the Statement of Assets and Liabilities.

GLOSSARY:(abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poor’s

Other Abbreviations:
EQ	Equity
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
BCLY	Barclays
CSI	Credit Suisse International
JPM	JP Morgan Chase & Co.

Credit Exposure

as of September 30, 2015

Credit Rating*	Percentage of Net Assets

AAA/Aaa	17.2%
AA/Aa	14.4
A	5.5
BBB/Baa	3.4
Not Rated	0.1
Non-Debt Securities and Other Short-Term Instruments	54.2
Other assets and liabilities	5.2

Total	100.0%

*

Credit exposure is the long-term credit ratings for the Fund’s holdings, as of the date noted, as provided by Standard and Poor’s (S&P) or Moody’s Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody’s and S&P assign different ratings, the lower rating is used Fixed income securities that are not rated by either agency are listed as “Not Rated.” Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (concluded)
September 30, 2015 (Unaudited)

Investment Valuation Hierarchy Level Summary at September 30, 2015

Description	Total	Level 1[1]	Level 2	Level 3

Assets:
Common Stocks[2]	$78,361,684	$78,361,684	$—	$—
Exchange-Traded Funds	649,424	649,424	—	—
Asset & Commercial Mortgage Backed Securities	2,672,867	—	2,672,867	—
Corporate Bonds	37,127,408	—	37,127,408	—
Foreign Government Obligations	3,843,251	—	3,843,251	—
Municipal Bonds	1,121,251	—	1,121,251	—
U.S. Government Agencies	44,892,845	—	44,892,845	—
U.S. Government Securities	49,883,633	6,292,738	43,590,895	—
Put Options Purchased	941,876	—	—	941,876
Short-Term Investments	106,151,277	—	106,151,277	—

Total	$325,645,516	$85,303,846	$239,399,794	$941,876

Futures[3]	$1,889,049	$1,889,049	$—	$—

Total	$1,889,049	$1,889,049	$—	$—

Liabilities:
Put Options Written	$(269,607)	$—	$—	$(269,607)

Total	$(269,607)	$—	$—	$(269,607)

1 For the period ended September 30, 2015, there were no transfers between any Levels.  Investments are transferred between Levels for a variety of reasons including, but not limited to:

1) Foreign equities for which a fair value price is more representative of exit value than the local market close  (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

2) U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

3) Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

4) Purchased and written options are non-exchange traded options priced using one or more unobservable inputs (transfer into Level 3). Level 3 investments held by the Fund at the beginning of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2015 is not presented. None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

2 Refer to the Schedule of Investments for further industry breakout.

3 Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Level 3 investments held by the Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2015 is not presented.

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

The accompanying notes are an integral part of these schedules of investments.

HIMCO Variable Insurance Trust
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies of each Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value - The net asset value (“NAV”) of each class of the Funds’ shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Funds may treat such day as a typical business day and accept purchase and redemption orders and calculate the Funds’ NAV in accordance with applicable law. The NAV for each class of shares is determined by dividing the value of the Funds’ net assets attributable to a class of shares by the number of shares outstanding for that class. For any day where, due to technical or other issues, trading is halted before the scheduled close of the Exchange, and not as part of a trading halt that is effected on a market-wide basis, the Funds may elect to continue to treat the Valuation Date as occurring at the time of the scheduled close of the Exchange. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuations and Fair Value Measurements - For purposes of calculating the NAV, portfolio securities and other assets held in each Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales were reported, market value is based on prices obtained from independent pricing services, a quotation reporting system, or established market makers. If market prices are not readily available or are deemed unreliable, the Funds will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Trust’s Board of Trustees (“Board of Trustees”).

Investments in shares of the underlying mutual funds (the “Master Funds”) are valued at the respective NAV of each Master Fund as determined as of the NYSE Close on the Valuation Date. The Prospectuses and Statements of Additional Information for the Master Funds explain the valuation methods used for the Master Funds, including the circumstances under which the Master Funds may use fair value pricing and the effects of doing so. Such Prospectuses and Statements of Additional Information are available on the SEC EDGAR database on its internet site at http://www.sec.gov.

Fixed income securities, including those with a remaining maturity of less than sixty (60 days), held by the Funds are valued in accordance with procedures established by the Trust’s Board of Trustees. Such investments are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Funds may use fair valuation in regard to fixed income positions when the Funds hold defaulted or distressed investments or investments in a company in which a reorganization is pending. If pricing services do not provide a price for short term investments maturing in 60 days or less, such investments are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Prior to January 23, 2015, short-term investments maturing in 60 days or less were generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days, which approximates fair value. If pricing services do not provide a price for short term investments maturing in 60 days or less, such investments are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded futures, options and options on futures are valued in accordance with procedures established by the Trust’s Board of Trustees. Such instruments are normally valued on the basis of quotes obtained from independent pricing services.  Prices obtained from independent pricing services use most recent settlement prices and/or bid and ask prices for futures; and last sale prices and bid and ask prices for options and options on futures. If pricing services are not able to provide prices for futures, such instruments will generally be valued at the most recent trade price as of the NYSE Close. If pricing services are not able to provide prices for options and options on futures, such instruments will generally be valued on the basis of quotes obtained from brokers, dealers or market makers. If the option is out of the money and within 30 days of expiration and no bid price is available, the option may be valued at zero. If such instruments do not trade on an exchange, values may be supplied by an independent

The accompanying notes are an integral part of these schedules of investments.

HIMCO Variable Insurance Trust
Notes to Schedule of Investments– (continued)
September 30, 2015 (Unaudited)

pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Trust’s Board of Trustees.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•                  Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•                  Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•                  Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has adopted procedures for determining the value of portfolio securities.  These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee.  The Valuation Committee has the overall responsibility for implementing the procedures adopted by the Board of Trustees, including, the responsibility for determining the fair value of each Fund’s investments.  The Valuation Committee is also responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date.

The Valuation Committee is comprised of the Trust’s Chief Executive Officer, Chief Financial Officer, Chief Operating Officer, and Chief Legal Officer, or their designees. In addition, the Trust’s Chief Compliance Officer (“CCO”) shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures and to keep the Trust’s CCO regularly informed of pricing and Valuation Committee proceedings. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Funds’ advisers, knowledgeable brokers, and legal counsel in making such determination.

At each quarterly meeting of the Board of Trustees, the Valuation Committee provides a written report that includes details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” review). The Board of Trustees then must consider for ratification all of the fair value determinations made during the previous quarter.

HIMCO Variable Insurance Trust
Notes to Schedule of Investments– (continued)
September 30, 2015 (Unaudited)

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary which is included in the Schedule of Investments for each Fund.

a) Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Securities and Other Investments

a) Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Certain Funds, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of September 30, 2015.

b) Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Trust’s Board of Trustees. The HIMCO VIT Portfolio Diversifier Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of September 30, 2015.

c) Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Funds had no when-issued or delayed-delivery investments as of September 30, 2015.

d) Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase.

HIMCO Variable Insurance Trust
Notes to Schedule of Investments– (continued)
September 30, 2015 (Unaudited)

The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The HIMCO VIT Portfolio Diversifier Fund, as shown on the Schedule of Investments, had mortgage related and other asset backed securities as of September 30, 2015.

Financial Derivative Instruments

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations.

a) Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. Certain Funds, as shown on the Schedule of Investments, had outstanding futures contracts as of September 30, 2015.

b) Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities or commodities. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. The HIMCO VIT Portfolio Diversifier Fund, as shown on the Schedule of Investments, had outstanding purchased options and written options contracts as of September 30, 2015. Transactions involving written options contracts during the period ended September 30, 2015, are summarized below:

Options Contract Activity During the Period Ended September 30, 2015
Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of the period	97,255	$11,900,300
Written	—	—
Expired	—	—
Closed	—	—

HIMCO Variable Insurance Trust
Notes to Schedule of Investments– (continued)
September 30, 2015 (Unaudited)

Exercised	—	—
End of year	97,255	$11,900,300

Recent Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board (FASB) issued ASU No. 2015-07, Disclosures for Investments in Certain Entities that Calculate NAV per share (or its Equivalent). The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual reporting periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, modifying Accounting Standards Codification Topic 860. The amended guidance changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. The guidance also requires new disclosures for certain transfers accounted for as sales and collateral supporting transactions that are accounted for as secured borrowings. ASU 2014-11 is effective for annual and interim periods beginning after December 15, 2014, except for the disclosures related to secured borrowings, which are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The adoption of ASU 2014-11 is not expected to have a material impact on the Funds’ results of operations or financial position, but may impact the Funds’ disclosures.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIMCO Variable Insurance Trust

Date:	November 17, 2015	By:	/s/ Matthew Poznar
Matthew Poznar
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	November 17, 2015	By:	/s/ Matthew Poznar
Matthew Poznar
President

Date:	November 17, 2015	By:	/s/ Peter Sannizzaro
Peter Sannizzaro
Treasurer